UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2015

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued
   to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGER'S COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Portfolio of Investments                                                18

    Notes to Portfolio of Investments                                       44

    Financial Statements                                                    50

    Notes to Financial Statements                                           53

EXPENSE EXAMPLE                                                             72

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202728-0315

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

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FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

USAA Asset Management Company

    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   When the six-month reporting period began, longer-term interest rates trended down. They edged up during September 2014 on speculation that an improving U.S. economy would lead the Federal Reserve (the Fed) to raise short-term interest rates sooner than expected. In early October, rates fell on a slide in oil prices as well as fears regarding the Ebola outbreak. The U.S. equity market also declined, with the S&P 500(R) Index dropping almost 100 points during the month. On October 29, 2014, as previously announced, the Fed ended its quantitative easing (QE) bond-buying program. Almost immediately, the Bank of Japan announced an even larger QE program.

   During November 2014, after the Fed suggested it would wait a "considerable time" before raising short-term interest rates, stocks rebounded and longer-term interest rates rose. Rates took a new turn downward in early December on a further drop in oil prices, eurozone economic weakness, slowing growth in China, and concerns about Russia. During January 2015, longer-term rates continued to fall, with volatility increasing mid-month after Switzerland's central bank announced it was exiting its currency peg to the euro, causing the Swiss franc to appreciate significantly versus the euro and driving the yield on Swiss government bonds into negative territory. Also in January, the Fed said it believed the U.S. economy was on more solid footing, but it did not withdraw earlier statements that it would be "patient" about raising short-term

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2  | USAA SHORT-TERM BOND FUND

================================================================================

              o 5-YEAR U.S. TREASURY YIELDS o

          [CHART OF 5-YEAR U.S. TREASURY YIELDS]

                                           YIELD IN PERCENT
 7/31/2014                                      1.754%
  8/1/2014                                      1.663
  8/4/2014                                      1.649
  8/5/2014                                      1.664
  8/6/2014                                      1.649
  8/7/2014                                      1.598
  8/8/2014                                      1.624
 8/11/2014                                      1.616
 8/12/2014                                      1.621
 8/13/2014                                      1.578
 8/14/2014                                      1.575
 8/15/2014                                      1.537
 8/18/2014                                      1.575
 8/19/2014                                      1.576
 8/20/2014                                      1.631
 8/21/2014                                      1.631
 8/22/2014                                      1.661
 8/25/2014                                      1.666
 8/26/2014                                      1.661
 8/27/2014                                      1.639
 8/28/2014                                      1.632
 8/29/2014                                      1.626
  9/1/2014                                      1.626
  9/2/2014                                      1.685
  9/3/2014                                      1.673
  9/4/2014                                      1.713
  9/5/2014                                      1.693
  9/8/2014                                       1.72
  9/9/2014                                      1.763
 9/10/2014                                      1.789
 9/11/2014                                      1.789
 9/12/2014                                      1.818
 9/15/2014                                      1.788
 9/16/2014                                      1.775
 9/17/2014                                      1.831
 9/18/2014                                      1.831
 9/19/2014                                      1.812
 9/22/2014                                      1.782
 9/23/2014                                      1.759
 9/24/2014                                      1.795
 9/25/2014                                      1.752
 9/26/2014                                      1.797
 9/29/2014                                      1.757
 9/30/2014                                      1.757
 10/1/2014                                      1.671
 10/2/2014                                      1.685
 10/3/2014                                      1.723
 10/6/2014                                      1.693
 10/7/2014                                      1.623
 10/8/2014                                      1.551
 10/9/2014                                      1.561
10/10/2014                                      1.532
10/13/2014                                      1.532
10/14/2014                                      1.441
10/15/2014                                      1.344
10/16/2014                                      1.381
10/17/2014                                      1.416
10/20/2014                                      1.406
10/21/2014                                      1.429
10/22/2014                                      1.427
10/23/2014                                      1.494
10/24/2014                                      1.496
10/27/2014                                      1.488
10/28/2014                                      1.516
10/29/2014                                      1.585
10/30/2014                                      1.573
10/31/2014                                       1.61
 11/3/2014                                      1.628
 11/4/2014                                      1.625
 11/5/2014                                      1.632
 11/6/2014                                      1.675
 11/7/2014                                      1.584
11/10/2014                                      1.644
11/11/2014                                      1.644
11/12/2014                                      1.652
11/13/2014                                      1.621
11/14/2014                                      1.606
11/17/2014                                      1.626
11/18/2014                                      1.606
11/19/2014                                      1.644
11/20/2014                                       1.63
11/21/2014                                      1.608
11/24/2014                                      1.602
11/25/2014                                      1.569
11/26/2014                                       1.56
11/27/2014                                       1.56
11/28/2014                                      1.481
 12/1/2014                                      1.537
 12/2/2014                                      1.596
 12/3/2014                                      1.604
 12/4/2014                                      1.573
 12/5/2014                                      1.685
 12/8/2014                                      1.663
 12/9/2014                                      1.621
12/10/2014                                       1.56
12/11/2014                                      1.596
12/12/2014                                      1.512
12/15/2014                                      1.571
12/16/2014                                      1.517
12/17/2014                                      1.613
12/18/2014                                      1.663
12/19/2014                                      1.648
12/22/2014                                      1.658
12/23/2014                                      1.736
12/24/2014                                      1.762
12/25/2014                                      1.762
12/26/2014                                      1.762
12/29/2014                                      1.708
12/30/2014                                       1.68
12/31/2014                                      1.654
  1/1/2015                                      1.654
  1/2/2015                                      1.608
  1/5/2015                                      1.565
  1/6/2015                                      1.479
  1/7/2015                                      1.479
  1/8/2015                                      1.492
  1/9/2015                                       1.42
 1/12/2015                                      1.381
 1/13/2015                                      1.369
 1/14/2015                                       1.32
 1/15/2015                                      1.162
 1/16/2015                                      1.303
 1/19/2015                                      1.303
 1/20/2015                                       1.28
 1/21/2015                                       1.35
 1/22/2015                                      1.365
 1/23/2015                                      1.309
 1/26/2015                                      1.338
 1/27/2015                                      1.336
 1/28/2015                                       1.24
 1/29/2015                                      1.271
 1/30/2015                                      1.156

                        [END CHART]

       Source: Bloomberg Finance L.P.

   interest rates. Meanwhile, the European Central Bank said it would expand its own QE program by increasing the amount and types of bonds it can purchase.

   At the end of the reporting period, market participants seemed to believe that the Fed might raise interest rates late during the fourth quarter of 2015. However, we believe that the Fed is likely to keep rates lower for a longer period of time, as inflation remains muted and unemployment levels have improved despite the global economic slowdown. We consider it unlikely that the Fed will act solely out of a desire to normalize interest rates.

   The U.S. Treasury yield curve flattened during the reporting period, with longer-term maturities falling more than shorter-term maturities. The 10-year U.S. Treasury yield, which had started the period at 2.56%, fell 92 basis points to end the period at 1.64%. The 30-year U.S. Treasury yield fell 109 basis points, while three-year and five-year U.S. Treasury yields fell by 26 basis points and 60 basis points, respectively. The flattening of the yield curve was likely attributable to eurozone economic

================================================================================

                                          MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   weakness, slowing growth in China, a decline in oil prices, and a stronger U.S. dollar, which collectively dampened inflationary expectations. Meanwhile, the U.S. stock market generated a modest gain for the reporting period overall.

   Yield spreads widened across the credit spectrum, with single A, BBB, and high-yield spreads widening 28 basis points, 53 basis points, and 122 basis points, respectively. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) are generally considered an indication of risk: the wider the spread, the greater the credit risk. Altogether, yields on investment-grade corporate bonds fell slightly, while yields on high-yield bonds rose.

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of 0.55%, 0.61%, and 0.42%, respectively. This compares to returns of 0.80% for the Barclays 1-3 Year Government/Credit Index (the Index) and 0.40% for the Lipper Short Investment Grade Funds Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 1.70%, 1.82%, and 1.50%, respectively, compared to 1.33% for the Lipper Short Investment Grade Debt Funds Average.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o Standard & Poor's
   500 Index and S&P are registered trademarks. The S&P 500 Index is an unmanaged index of 500 stocks. The S&P 500 focuses on the large cap segment of the market, covering 75% of the U.S. equities market. S&P 500 is a trademark of the McGraw-Hill Companies, Inc.

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we continued to seek relative values across the fixed-income market, selecting bonds one at a time for the portfolio. We relied on our team of credit analysts to help us evaluate each potential investment individually, rather than on the basis of thematic trends. We found value primarily in investment-grade corporate bonds and asset-backed securities.

   The Fund outperformed the Lipper Short Investment Grade Funds Index during the reporting period, but underperformed the Index. Although the Fund benefited from falling shorter-term interest rates (bond prices move in the opposite direction of rates), this performance was offset by the widening of credit spreads. Compared to the Index, the Fund held a larger allocation to corporate bonds, which detracted from results as credit spreads widened. The Fund's energy-related corporate bond holdings weighed on performance as the drop in oil prices hurt many of these names. On the positive side, the Fund's holdings of municipal bonds and longer-duration securities added to returns. Compared to the Lipper Index, the Fund benefited from the income generated by its portfolio of bonds, although it was hampered by its relatively shorter duration. (Duration is a measure of a portfolio's sensitivity to interest rates.) Over the long term, the Fund's income distribution, not its price appreciation, generally contributes the majority of its total return.

   Our credit analysts also continue to monitor every holding in the portfolio. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

   Thank you for your continued investment in the Fund.

   As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USSBX)

--------------------------------------------------------------------------------
                                             1/31/15                7/31/14
--------------------------------------------------------------------------------
Net Assets                                $1.7 Billion           $1.7 Billion
Net Asset Value Per Share                    $9.20                  $9.23

Dollar-Weighted Average
Portfolio Maturity(+)                      1.9 Years                2 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
7/31/14 - 1/31/15*            1 YEAR            5 YEARS              10 YEARS
      0.55%                   1.43%             2.62%                3.78%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                         5 YEARS                      10 YEARS
    1.66%                            2.79%                       3.75%

--------------------------------------------------------------------------------
         30-DAY SEC YIELD** AS OF 1/31/15 EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
                     1.47%                            0.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JANUARY 31, 2015

--------------------------------------------------------------------------------
                 TOTAL RETURN       =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             3.78%          =         3.49%          +         0.29%
5 YEARS              2.62%          =         2.46%          +         0.16%
1 YEAR               1.43%          =         1.71%          +        -0.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2006 - JANUARY 31, 2015

             TOTAL RETURN      DIVIDEND RETURN        CHANGE IN SHARE PRICE
1/31/2006         2.54%             3.77%                    -1.23%
1/31/2007         4.68%             4.45%                     0.23%
1/31/2008         6.28%             4.81%                     1.47%
1/31/2009        -2.39%             4.51%                    -6.90%
1/31/2010        14.35%             5.14%                     9.21%
1/31/2011         3.87%             3.21%                     0.66%
1/31/2012         2.79%             2.90%                    -0.11%
1/31/2013         3.57%             2.47%                     1.10%
1/31/2014         1.44%             1.98%                    -0.54%
1/31/2015         1.43%             1.71%                    -0.28%

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o CUMULATIVE PERFORMANCE COMPARISON o

                       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM       BARCLAYS 1-3 YEAR
                        BOND FUND          GOVERNMENT/CREDIT        LIPPER SHORT INVESTMENT
                         SHARES                 INDEX                  GRADE FUNDS INDEX
 1/31/2005            $10,000.00             $10,000.00                 $10,000.00
 2/28/2005              9,995.45               9,981.24                   9,990.45
 3/31/2005             10,000.81               9,973.54                   9,976.73
 4/30/2005             10,044.85              10,031.56                  10,028.85
 5/31/2005             10,083.83              10,074.84                  10,068.62
 6/30/2005             10,103.55              10,097.40                  10,098.38
 7/31/2005             10,100.27              10,070.39                  10,075.30
 8/31/2005             10,152.75              10,135.79                  10,136.94
 9/30/2005             10,162.87              10,110.41                  10,115.86
10/31/2005             10,170.24              10,106.29                  10,108.26
11/30/2005             10,192.41              10,139.26                  10,137.83
12/31/2005             10,226.39              10,178.96                  10,174.46
 1/31/2006             10,254.05              10,198.59                  10,201.20
 2/28/2006             10,276.45              10,210.63                  10,223.40
 3/31/2006             10,292.20              10,222.99                  10,231.40
 4/30/2006             10,327.49              10,257.48                  10,263.59
 5/31/2006             10,341.32              10,271.69                  10,279.63
 6/30/2006             10,369.36              10,291.75                  10,295.52
 7/31/2006             10,451.87              10,371.25                  10,372.75
 8/31/2006             10,525.14              10,448.69                  10,448.26
 9/30/2006             10,589.42              10,504.54                  10,505.14
10/31/2006             10,638.30              10,548.79                  10,552.42
11/30/2006             10,715.49              10,606.60                  10,614.66
12/31/2006             10,707.70              10,611.70                  10,621.97
 1/31/2007             10,733.91              10,636.21                  10,649.22
 2/28/2007             10,845.73              10,722.65                  10,736.79
 3/31/2007             10,873.92              10,764.41                  10,775.38
 4/30/2007             10,914.97              10,804.00                  10,817.38
 5/31/2007             10,895.19              10,795.64                  10,803.06
 6/30/2007             10,926.88              10,841.09                  10,832.14
 7/31/2007             10,981.02              10,925.79                  10,897.09
 8/31/2007             11,040.46              11,014.84                  10,910.42
 9/30/2007             11,116.83              11,096.29                  11,002.40
10/31/2007             11,160.64              11,146.50                  11,027.54
11/30/2007             11,296.43              11,304.09                  11,128.28
12/31/2007             11,325.75              11,336.95                  11,131.56
 1/31/2008             11,408.10              11,534.35                  11,268.90
 2/29/2008             11,403.43              11,637.38                  11,288.79
 3/31/2008             11,389.96              11,646.06                  11,148.56
 4/30/2008             11,381.96              11,579.36                  11,148.00
 5/31/2008             11,439.47              11,550.62                  11,140.45
 6/30/2008             11,442.90              11,571.76                  11,118.97
 7/31/2008             11,448.70              11,604.95                  11,048.38
 8/31/2008             11,468.98              11,659.07                  11,086.91
 9/30/2008             11,357.04              11,589.77                  10,843.17
10/31/2008             11,064.19              11,614.61                  10,632.65
11/30/2008             11,012.31              11,753.65                  10,462.54
12/31/2008             11,035.38              11,900.72                  10,618.37
 1/31/2009             11,137.34              11,932.82                  10,724.01
 2/28/2009             11,200.34              11,912.21                  10,751.07
 3/31/2009             11,353.51              11,968.39                  10,742.24
 4/30/2009             11,524.75              12,036.18                  10,878.41
 5/31/2009             11,802.18              12,118.50                  11,066.57
 6/30/2009             11,934.55              12,139.11                  11,151.49
 7/31/2009             12,151.09              12,196.81                  11,298.05
 8/31/2009             12,293.61              12,261.66                  11,431.63
 9/30/2009             12,424.23              12,308.63                  11,532.35
10/31/2009             12,519.92              12,347.89                  11,660.51
11/30/2009             12,623.87              12,427.71                  11,690.08
12/31/2009             12,585.81              12,355.91                  11,707.79
 1/31/2010             12,733.94              12,450.92                  11,826.11
 2/28/2010             12,773.30              12,479.23                  11,854.50
 3/31/2010             12,796.05              12,465.67                  11,891.42
 4/30/2010             12,877.24              12,503.20                  11,989.21
 5/31/2010             12,895.25              12,534.11                  11,970.59
 6/30/2010             12,970.77              12,596.80                  12,040.60
 7/31/2010             13,062.81              12,648.86                  12,132.46
 8/31/2010             13,123.86              12,678.03                  12,200.52
 9/30/2010             13,171.64              12,710.46                  12,241.80
10/31/2010             13,217.78              12,746.68                  12,294.21
11/30/2010             13,206.79              12,719.25                  12,257.15
12/31/2010             13,183.59              12,701.89                  12,240.27
 1/31/2011             13,226.88              12,728.90                  12,272.75
 2/28/2011             13,244.91              12,726.62                  12,305.05
 3/31/2011             13,248.43              12,724.78                  12,308.36
 4/30/2011             13,339.05              12,787.46                  12,383.59
 5/31/2011             13,382.78              12,834.10                  12,435.79
 6/30/2011             13,386.66              12,835.84                  12,417.83
 7/31/2011             13,434.05              12,874.45                  12,479.87
 8/31/2011             13,422.69              12,898.20                  12,416.67
 9/30/2011             13,413.37              12,872.50                  12,396.41
10/31/2011             13,471.99              12,900.70                  12,428.26
11/30/2011             13,474.97              12,891.69                  12,385.54
12/31/2011             13,508.38              12,904.27                  12,428.46
 1/31/2012             13,596.29              12,950.04                  12,538.31
 2/29/2012             13,643.25              12,949.72                  12,584.14
 3/31/2012             13,660.26              12,950.91                  12,606.07
 4/30/2012             13,719.50              12,976.94                  12,650.77
 5/31/2012             13,718.01              12,974.67                  12,645.96
 6/30/2012             13,762.96              12,979.65                  12,678.02
 7/31/2012             13,865.78              13,023.04                  12,765.31
 8/31/2012             13,910.86              13,034.75                  12,808.37
 9/30/2012             13,965.11              13,047.01                  12,861.08
10/31/2012             14,021.91              13,049.50                  12,887.89
11/30/2012             14,049.46              13,059.70                  12,906.61
12/31/2012             14,059.28              13,067.18                  12,920.60
 1/31/2013             14,082.27              13,072.93                  12,932.38
 2/28/2013             14,124.02              13,087.46                  12,960.56
 3/31/2013             14,163.85              13,092.78                  12,973.46
 4/30/2013             14,219.41              13,112.08                  13,014.37
 5/31/2013             14,150.73              13,094.29                  12,969.12
 6/30/2013             14,036.29              13,076.40                  12,872.69
 7/31/2013             14,088.93              13,104.38                  12,913.54
 8/31/2013             14,066.13              13,093.21                  12,892.77
 9/30/2013             14,133.72              13,128.35                  12,949.29
10/31/2013             14,202.33              13,150.37                  13,000.27
11/30/2013             14,226.61              13,168.26                  13,025.35
12/31/2013             14,202.20              13,151.34                  13,008.73
 1/31/2014             14,285.40              13,176.83                  13,053.17
 2/28/2014             14,322.62              13,194.08                  13,089.06
 3/31/2014             14,313.85              13,181.82                  13,075.26
 4/30/2014             14,366.63              13,203.19                  13,111.38
 5/31/2014             14,416.92              13,231.17                  13,150.47
 6/30/2014             14,421.98              13,224.99                  13,158.68
 7/31/2014             14,410.49              13,216.20                  13,140.81
 8/31/2014             14,445.79              13,240.17                  13,159.13
 9/30/2014             14,418.34              13,229.76                  13,145.02
10/31/2014             14,454.07              13,267.29                  13,169.81
11/30/2014             14,474.11              13,286.81                  13,182.68
12/31/2014             14,437.67              13,252.43                  13,138.01
 1/31/2015             14,489.48              13,321.62                  13,193.47

                                        [END CHART]

                     Data from 1/31/05 through 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged broad-based Barclays 1-3 Year Government/Credit Index is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                       LIPPER SHORT INVESTMENT
                     USAA SHORT-TERM BOND                    GRADE DEBT
                         FUND SHARES                       FUNDS AVERAGE
1/31/2006                   3.77%                              3.22%
1/31/2007                   4.35                               4.13
1/31/2008                   4.60                               4.44
1/31/2009                   4.92                               4.56
1/31/2010                   4.45                               2.97
1/31/2011                   3.14                               2.27
1/31/2012                   2.86                               1.96
1/31/2013                   2.40                               1.67
1/31/2014                   1.97                               1.29
1/31/2015                   1.70                               1.33

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/06 to 1/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISBX)

--------------------------------------------------------------------------------
                                                 1/31/15              7/31/14
--------------------------------------------------------------------------------
Net Assets                                    $2.1 Billion         $2.0 Billion
Net Asset Value Per Share                        $9.20                $9.23

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*     1 YEAR        5 YEARS        SINCE INCEPTION 8/01/08
         0.61%           1.56%         2.80%                  3.89%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
  1 YEAR                  5 YEARS                     SINCE INCEPTION 8/01/08
  1.68%                   2.95%                               3.87%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD** AS OF 1/31/15           EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
              1.60%                                       0.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA SHORT-TERM          LIPPER SHORT INVESTMENT    BARCLAYS 1-3 YEAR
                   BOND FUND                    GRADE FUNDS          GOVERNMENT/CREDIT
               INSTITUTIONAL SHARES               INDEX                   INDEX
 7/31/2008        $10,000.00                    $10,000.00             $10,000.00
 8/31/2008         10,016.15                     10,034.87              10,046.64
 9/30/2008          9,920.78                      9,814.26               9,986.92
10/31/2008          9,667.70                      9,623.72              10,008.32
11/30/2008          9,624.67                      9,469.75              10,128.13
12/31/2008          9,647.65                      9,610.79              10,254.86
 1/31/2009          9,739.52                      9,706.41              10,282.52
 2/28/2009          9,797.00                      9,730.91              10,264.77
 3/31/2009          9,933.58                      9,722.92              10,313.18
 4/30/2009         10,085.90                      9,846.16              10,371.59
 5/31/2009         10,331.34                     10,016.47              10,442.52
 6/30/2009         10,449.65                     10,093.33              10,460.28
 7/31/2009         10,642.83                     10,225.98              10,510.00
 8/31/2009         10,769.72                     10,346.88              10,565.89
 9/30/2009         10,886.42                     10,438.05              10,606.36
10/31/2009         10,972.54                     10,554.05              10,640.19
11/30/2009         11,065.83                     10,580.81              10,708.97
12/31/2009         11,033.88                     10,596.84              10,647.10
 1/31/2010         11,165.85                     10,703.93              10,728.97
 2/28/2010         11,202.39                     10,729.64              10,753.37
 3/31/2010         11,224.49                     10,763.05              10,741.68
 4/30/2010         11,297.84                     10,851.55              10,774.02
 5/31/2010         11,315.70                     10,834.70              10,800.66
 6/30/2010         11,384.53                     10,898.07              10,854.67
 7/31/2010         11,468.19                     10,981.22              10,899.53
 8/31/2010         11,523.95                     11,042.82              10,924.67
 9/30/2010         11,568.04                     11,080.18              10,952.62
10/31/2010         11,610.74                     11,127.61              10,983.83
11/30/2010         11,603.20                     11,094.07              10,960.19
12/31/2010         11,585.16                     11,078.79              10,945.24
 1/31/2011         11,625.70                     11,108.19              10,968.51
 2/28/2011         11,643.82                     11,137.42              10,966.54
 3/31/2011         11,649.41                     11,140.42              10,964.96
 4/30/2011         11,731.38                     11,208.51              11,018.97
 5/31/2011         11,772.03                     11,255.76              11,059.16
 6/30/2011         11,777.76                     11,239.51              11,060.66
 7/31/2011         11,821.76                     11,295.66              11,093.93
 8/31/2011         11,814.16                     11,238.45              11,114.39
 9/30/2011         11,807.49                     11,220.12              11,092.25
10/31/2011         11,860.50                     11,248.94              11,116.54
11/30/2011         11,864.57                     11,210.28              11,108.79
12/31/2011         11,895.71                     11,249.13              11,119.63
 1/31/2012         11,974.68                     11,348.55              11,159.07
 2/29/2012         12,017.53                     11,390.04              11,158.79
 3/31/2012         12,034.17                     11,409.89              11,159.82
 4/30/2012         12,087.64                     11,450.34              11,182.25
 5/31/2012         12,087.70                     11,445.99              11,180.28
 6/30/2012         12,128.70                     11,475.00              11,184.58
 7/31/2012         12,220.10                     11,554.01              11,221.96
 8/31/2012         12,261.40                     11,592.99              11,232.06
 9/30/2012         12,310.61                     11,640.70              11,242.62
10/31/2012         12,349.14                     11,664.96              11,244.77
11/30/2012         12,389.34                     11,681.91              11,253.55
12/31/2012         12,399.89                     11,694.57              11,260.00
 1/31/2013         12,408.73                     11,705.23              11,264.95
 2/28/2013         12,460.39                     11,730.74              11,277.48
 3/31/2013         12,483.69                     11,742.41              11,282.06
 4/30/2013         12,534.21                     11,779.44              11,298.69
 5/31/2013         12,488.56                     11,738.49              11,283.37
 6/30/2013         12,389.25                     11,651.21              11,267.94
 7/31/2013         12,423.80                     11,688.18              11,292.06
 8/31/2013         12,418.70                     11,669.38              11,282.43
 9/30/2013         12,479.88                     11,720.54              11,312.71
10/31/2013         12,528.45                     11,766.68              11,331.68
11/30/2013         12,565.08                     11,789.38              11,347.10
12/31/2013         12,545.25                     11,774.34              11,332.52
 1/31/2014         12,620.28                     11,814.56              11,354.49
 2/28/2014         12,654.49                     11,847.04              11,369.35
 3/31/2014         12,648.23                     11,834.56              11,358.79
 4/30/2014         12,696.28                     11,867.25              11,377.20
 5/31/2014         12,728.35                     11,902.63              11,401.31
 6/30/2014         12,747.90                     11,910.06              11,395.98
 7/31/2014         12,738.78                     11,893.89              11,388.41
 8/31/2014         12,771.43                     11,910.47              11,409.07
 9/30/2014         12,748.54                     11,897.70              11,400.09
10/31/2014         12,781.53                     11,920.14              11,432.43
11/30/2014         12,786.48                     11,931.79              11,449.25
12/31/2014         12,755.39                     11,891.35              11,419.63
 1/31/2015         12,816.54                     11,941.55              11,479.25

                                  [END CHART]

                       Data from 7/31/08 through 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

            USAA SHORT-TERM BOND FUND        LIPPER SHORT INVESTMENT
                INSTITUTIONAL SHARES         GRADE DEBT FUNDS AVERAGE
1/31/2010             4.71%                           2.97%
1/31/2011             3.38                            2.27
1/31/2012             3.07                            1.96
1/31/2013             2.56                            1.67
1/31/2014             2.12                            1.29
1/31/2015             1.82                            1.33

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/10 to 1/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UASBX)

------------------------------------------------------------------------------------
                                            1/31/15                       7/31/14
------------------------------------------------------------------------------------
Net Assets                               $14.9 Million                 $13.1 Million
Net Asset Value Per Share                    $9.20                         $9.23

------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
------------------------------------------------------------------------------------
    7/31/14 - 1/31/15*                  1 YEAR               SINCE INCEPTION 8/01/10
         0.42%                          1.23%                          2.07%

------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
------------------------------------------------------------------------------------
    1 YEAR                                                   SINCE INCEPTION 8/01/10
    1.46%                                                            2.03%

------------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/15                    EXPENSE RATIO AS OF 7/31/14***
------------------------------------------------------------------------------------
               1.25%                                             0.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 0.90% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           USAA SHORT-TERM BOND FUND    LIPPER SHORT INVESTMENT      BARCLAYS 1-3 YEAR
                 ADVISER SHARES           GRADE FUNDS INDEX       GOVERNMENT/CREDIT INDEX
 7/31/2010         $10,000.00                $10,000.00               $10,000.00
 8/31/2010          10,043.84                 10,056.10                10,023.07
 9/30/2010          10,078.03                 10,090.12                10,048.70
10/31/2010          10,121.71                 10,133.32                10,077.34
11/30/2010          10,099.91                 10,102.77                10,055.65
12/31/2010          10,079.47                 10,088.86                10,041.93
 1/31/2011          10,121.33                 10,115.63                10,063.28
 2/28/2011          10,122.02                 10,142.25                10,061.48
 3/31/2011          10,133.37                 10,144.98                10,060.02
 4/30/2011          10,189.21                 10,206.99                10,109.58
 5/31/2011          10,231.41                 10,250.01                10,146.45
 6/30/2011          10,221.09                 10,235.21                10,147.82
 7/31/2011          10,255.10                 10,286.34                10,178.35
 8/31/2011          10,244.10                 10,234.25                10,197.13
 9/30/2011          10,234.67                 10,217.56                10,176.81
10/31/2011          10,277.32                 10,243.80                10,199.10
11/30/2011          10,277.40                 10,208.59                10,191.98
12/31/2011          10,300.58                 10,243.98                10,201.93
 1/31/2012          10,365.62                 10,334.52                10,238.11
 2/29/2012          10,399.25                 10,372.29                10,237.86
 3/31/2012          10,409.85                 10,390.37                10,238.80
 4/30/2012          10,452.76                 10,427.21                10,259.38
 5/31/2012          10,449.18                 10,423.25                10,257.58
 6/30/2012          10,480.97                 10,449.67                10,261.52
 7/31/2012          10,556.68                 10,521.62                10,295.82
 8/31/2012          10,588.18                 10,557.11                10,305.08
 9/30/2012          10,627.20                 10,600.56                10,314.77
10/31/2012          10,656.49                 10,622.65                10,316.74
11/30/2012          10,686.78                 10,638.09                10,324.80
12/31/2012          10,692.26                 10,649.62                10,330.72
 1/31/2013          10,696.32                 10,659.32                10,335.26
 2/28/2013          10,737.32                 10,682.55                10,346.75
 3/31/2013          10,753.48                 10,693.18                10,350.96
 4/30/2013          10,804.75                 10,726.90                10,366.22
 5/31/2013          10,750.05                 10,689.60                10,352.16
 6/30/2013          10,661.01                 10,610.13                10,338.01
 7/31/2013          10,698.83                 10,643.80                10,360.13
 8/31/2013          10,678.99                 10,626.67                10,351.30
 9/30/2013          10,727.93                 10,673.26                10,379.08
10/31/2013          10,777.68                 10,715.28                10,396.49
11/30/2013          10,793.63                 10,735.95                10,410.63
12/31/2013          10,772.78                 10,722.25                10,397.26
 1/31/2014          10,833.67                 10,758.88                10,417.41
 2/28/2014          10,860.85                 10,788.46                10,431.04
 3/31/2014          10,853.51                 10,777.09                10,421.35
 4/30/2014          10,892.83                 10,806.86                10,438.24
 5/31/2014          10,930.19                 10,839.08                10,460.37
 6/30/2014          10,931.61                 10,845.85                10,455.48
 7/31/2014          10,920.23                 10,831.12                10,448.53
 8/31/2014          10,944.56                 10,846.22                10,467.48
 9/30/2014          10,921.61                 10,834.59                10,459.25
10/31/2014          10,946.49                 10,855.03                10,488.92
11/30/2014          10,959.41                 10,865.63                10,504.35
12/31/2014          10,929.46                 10,828.81                10,477.17
 1/31/2015          10,966.55                 10,874.52                10,531.88

                                   [END CHART]

                       Data from 7/31/10 through 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA SHORT-TERM BOND          LIPPER SHORT INVESTMENT
                          FUND ADVISER SHARES         GRADE DEBT FUNDS AVERAGE
1/31/2012                        2.60%                          1.96%
1/31/2013                        2.14                           1.67
1/31/2014                        1.71                           1.29
1/31/2015                        1.50                           1.33

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/12 to 1/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                 o PORTFOLIO RATINGS MIX - 1/31/15 o

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                            17.7%
AA                                             10.3%
A                                              26.8%
BBB                                            38.9%
BELOW INVESTMENT-GRADE                          4.7%
UNRATED                                         1.6%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-43.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                    o ASSET ALLOCATION - 1/31/15 o

                    [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                    40.7%
EURODOLLAR AND YANKEE OBLIGATIONS                        18.0%
ASSET-BACKED SECURITIES                                  11.1%
COMMERCIAL MORTGAGE SECURITIES                           10.5%
MONEY MARKET INSTRUMENTS                                  9.0%
MUNICIPAL BONDS                                           7.4%
U.S. GOVERNMENT AGENCY ISSUES                             3.5%
U.S. TREASURY SECURITIES                                  0.3%
PREFERRED STOCKS                                          0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                       0.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)        SECURITY                                      RATE            MATURITY           (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (40.7%)

             CONSUMER DISCRETIONARY (2.8%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$     833    PVH Corp.(a)                                  3.25%         2/13/2020       $     838
                                                                                         ---------
             AUTOMOBILE MANUFACTURERS (0.7%)
    5,000    Ford Motor Credit Co., LLC                   12.00          5/15/2015           5,157
    5,000    Ford Motor Credit Co., LLC                    1.70          5/09/2016           5,024
   10,000    Ford Motor Credit Co., LLC                    1.68          9/08/2017          10,012
    5,000    Ford Motor Credit Co., LLC                    2.38          1/16/2018           5,088
                                                                                         ---------
                                                                                            25,281
                                                                                         ---------
             CABLE & SATELLITE (0.7%)
    1,950    CSC Holdings, LLC(a)                          1.92          4/17/2018           1,943
   15,000    NBCUniversal Enterprise(b)                    0.94(c)       4/15/2018          15,043
    5,000    NBCUniversal Media, LLC                       3.65          4/30/2015           5,039
    5,000    Time Warner Cable, Inc.                       3.50          2/01/2015           5,000
                                                                                         ---------
                                                                                            27,025
                                                                                         ---------
             CASINOS & GAMING (0.2%)
    9,950    Las Vegas Sands Corp. (a)                     3.25         12/19/2020           9,898
                                                                                         ---------
             CATALOG RETAIL (0.1%)
    3,000    QVC, Inc.                                     3.13          4/01/2019           3,041
                                                                                         ---------
             HOME FURNISHINGS (0.1%)
    3,405    Tempur Sealy International, Inc.(a)           3.50          3/18/2020           3,362
                                                                                         ---------
             HOUSEHOLD APPLIANCES (0.2%)
    7,000    Whirlpool Corp.                               1.35          3/01/2017           7,014
                                                                                         ---------
             MOVIES & ENTERTAINMENT (0.1%)
    4,824    Regal Cinemas Corp. (a)                       2.70          8/23/2017           4,777
                                                                                         ---------
             RESTAURANTS (0.4%)
   14,550    ARAMARK Services, Inc.(a)                     3.25          9/07/2019          14,394
                                                                                         ---------
             SPECIALTY STORES (0.3%)
   10,000    Staples, Inc.(d)                              2.75          1/12/2018          10,170
                                                                                         ---------
             Total Consumer Discretionary                                                  105,800
                                                                                         ---------

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                       RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (1.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
$   5,000    Cargill, Inc.(b)                              1.90%          3/01/2017      $   5,073
    3,000    Ingredion, Inc.                               3.20          11/01/2015          3,047
                                                                                         ---------
                                                                                             8,120
                                                                                         ---------
             DRUG RETAIL (0.2%)
    7,000    Walgreens Boots Alliance, Inc.                1.75          11/17/2017          7,069
                                                                                         ---------
             HOUSEHOLD PRODUCTS (0.3%)
   10,000    Church & Dwight Co., Inc.                     2.45          12/15/2019         10,222
                                                                                         ---------
             HYPERMARKETS & SUPER CENTERS (0.3%)
   10,000    Costco Wholesale Corp.(d)                     0.65          12/07/2015         10,026
                                                                                         ---------
             PACKAGED FOODS & MEAT (0.1%)
    5,000    Kraft Foods Group, Inc.                       2.25           6/05/2017          5,089
                                                                                         ---------
             SOFT DRINKS (0.0%)
    1,000    Coca-Cola Co.                                 1.80           9/01/2016          1,020
                                                                                         ---------
             TOBACCO (0.1%)
    5,000    Lorillard Tobacco Co.                         2.30           8/21/2017          5,063
                                                                                         ---------
             Total Consumer Staples                                                         46,609
                                                                                         ---------
             ENERGY (5.3%)

             INTEGRATED OIL & GAS (0.0%)
       93    Phillips Petroleum Co.                        7.67           7/02/2015             95
                                                                                         ---------
             OIL & GAS DRILLING (0.6%)
    5,000    Nabors Industries, Inc.                       2.35           9/15/2016          4,962
    5,000    Noble Holding International Ltd.(d)           3.45           8/01/2015          5,042
    7,000    Transocean, Inc.                              4.95          11/15/2015          7,090
    5,000    Transocean, Inc.(d)                           5.05          12/15/2016          4,940
                                                                                         ---------
                                                                                            22,034
                                                                                         ---------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     4,000   EQT Corp.                                     6.50           4/01/2018          4,465
     7,000   Southwestern Energy Co.                       3.30           1/23/2018          7,081
                                                                                         ---------
                                                                                            11,546
                                                                                         ---------
             OIL & GAS REFINING & MARKETING (0.3%)
     5,000   Phillips 66                                   2.95           5/01/2017          5,172
     5,578   Tesoro Corp.(a)                               2.42           5/30/2016          5,571
                                                                                         ---------
                                                                                            10,743
                                                                                         ---------
             OIL & GAS STORAGE & TRANSPORTATION (4.1%)
     3,310   Colorado Interstate Gas Co. LLC               6.80          11/15/2015          3,446
     7,150   Copano Energy, LLC                            7.13           4/01/2021          7,786

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000    El Paso Pipeline Partners Operating Co., LLC(d)    4.10%      11/15/2015     $   5,095
    2,000    Enbridge Energy Partners, LP                       9.88        3/01/2019         2,558
   11,400    Enbridge Energy Partners, LP                       8.05       10/01/2077        12,511
    2,300    Energy Transfer Partners, LP                       5.95        2/01/2015         2,300
    1,000    Energy Transfer Partners, LP                       9.70        3/15/2019         1,272
   12,000    Energy Transfer Partners, LP                       3.25(c)    11/01/2066        10,680
    7,000    Enterprise Products Operating LLC                  2.55       10/15/2019         7,123
    2,000    Enterprise Products Operating, LLC                 3.70        6/01/2015         2,017
    5,000    Enterprise Products Operating, LLC                 1.25        8/13/2015         5,008
   11,000    Florida Gas Transmission(b)                        4.00        7/15/2015        11,141
    5,000    Gulfstream Natural Gas System, LLC(b)              6.95        6/01/2016         5,346
    1,096    Kern River Funding Corp.(b)                        6.68        7/31/2016         1,168
    3,871    Kern River Funding Corp.(b)                        4.89        4/30/2018         4,132
    5,000    Kinder Morgan Energy Partners, LP                  3.50        3/01/2016         5,116
    5,000    Kinder Morgan Inc/Delaware                         2.00       12/01/2017         4,993
    4,000    NGPL PipeCo, LLC(b)                                7.12       12/15/2017         3,900
   16,968    NuStar Logistics, LP(d)                            8.15        4/15/2018        19,205
    4,000    Plains All American Pipeline, LP                   3.95        9/15/2015         4,069
   10,000    Plains All American Pipeline, LP                   2.60       12/15/2019        10,132
    5,000    Rockies Express Pipeline, LLC(b)                   3.90        4/15/2015         5,013
   12,000    Sabine Pass LNG, LP                                7.50       11/30/2016        12,690
    5,000    Spectra Energy Partners, LP                        2.95        6/15/2016         5,136
    4,845    Williams Partners, LP                              3.80        2/15/2015         4,849
                                                                                          ---------
                                                                                            156,686
                                                                                          ---------
             Total Energy                                                                   201,104
                                                                                          ---------
             FINANCIALS (17.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   10,000    FS Investment Corp.                                4.00        7/15/2019        10,103
    5,000    State Street Corp.                                 1.35        5/15/2018         4,990
                                                                                          ---------
                                                                                             15,093
                                                                                          ---------
             CONSUMER FINANCE (1.0%)
   12,000    Ally Financial, Inc.                               4.63        6/26/2015        12,105
   15,000    Capital One Financial Corp.                        1.00       11/06/2015        15,029
    5,000    Capital One, N.A.                                  1.50        9/05/2017         5,008
    5,000    John Deere Capital Corp.                           0.88        4/17/2015         5,006
                                                                                          ---------
                                                                                             37,148
                                                                                          ---------
             DIVERSIFIED BANKS (2.8%)
   15,000    Bank of America Corp.                              1.50       10/09/2015        15,066
    7,000    Bank of America, N.A.                              6.10        6/15/2017         7,717
    5,000    Citigroup, Inc.                                    4.45        1/10/2017         5,297
   10,000    Citigroup, Inc.                                    1.55        8/14/2017        10,026
    5,000    Citigroup, Inc.                                    1.85       11/24/2017         5,039

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,000    HSBC USA, Inc.                                     2.38%       2/13/2015     $   4,003
    5,000    JPMorgan Chase & Co.                               3.40        6/24/2015         5,056
   10,000    JPMorgan Chase & Co.                               0.91(c)    10/15/2015        10,028
    5,000    JPMorgan Chase & Co.                               1.35        2/15/2017         5,017
   10,000    Santander Holdings USA, Inc.                       3.00        9/24/2015        10,100
   14,000    U.S. Bancorp                                       3.44        2/01/2016        14,225
   10,000    Wachovia Corp.                                     0.59(c)    10/28/2015        10,002
    5,000    Wells Fargo & Co.                                  3.63        4/15/2015         5,033
                                                                                          ---------
                                                                                            106,609
                                                                                          ---------
             LIFE & HEALTH INSURANCE (1.4%)
    5,000    MetLife Global Funding I(b)                        3.65        6/14/2018         5,352
    5,000    MetLife Institutional Funding II(b)                1.63        4/02/2015         5,009
    5,000    New York Life Global Funding(b)                    3.00        5/04/2015         5,034
   10,000    New York Life Global Funding(b)                    1.30       10/30/2017        10,021
    5,000    Principal Life Income Funding Trust                5.55        4/27/2015         5,061
   18,000    Prudential Covered Trust(b)                        3.00        9/30/2015        18,220
    5,000    TIAA Asset Management Finance, LLC(b)              2.95       11/01/2019         5,137
                                                                                          ---------
                                                                                             53,834
                                                                                          ---------
             MULTI-LINE INSURANCE (1.0%)
   10,000    American International Group, Inc.                 5.85        1/16/2018        11,289
    2,545    Glen Meadow Pass-Through Trust(b)                  6.51        2/12/2067         2,497
   14,327    Kemper Corp.                                       6.00       11/30/2015        14,879
    9,000    MassMutual Global Funding, LLC(b)                  2.10        8/02/2018         9,210
                                                                                          ---------
                                                                                             37,875
                                                                                          ---------
             MULTI-SECTOR HOLDINGS (0.6%)
   21,856    Leucadia National Corp.                            8.13        9/15/2015        22,812
                                                                                          ---------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    4,914    AWAS Finance Luxembourg 2012 S.A.(a)               3.50        7/16/2018         4,893
    7,000    Countrywide Financial Corp.                        6.25        5/15/2016         7,430
    6,000    General Electric Capital Corp.                     0.84(c)    12/11/2015         6,030
    3,000    General Electric Capital Corp.                     0.45(c)     1/08/2016         3,005
    5,757    Receipts on Corporate Securities Trust             6.50        8/01/2017         6,180
                                                                                          ---------
                                                                                             27,538
                                                                                          ---------
             PROPERTY & CASUALTY INSURANCE (1.8%)
   12,000    Allstate Corp.(d)                                  6.13        5/15/2067        12,705
   17,016    Chubb Corp.(d)                                     6.38        3/29/2067        18,335
   12,420    Oil Insurance Ltd.(b)                              3.24(c)             -(e)     11,252
   13,080    Progressive Corp.                                  6.70        6/15/2067        14,126
   13,100    Sirius International Group(b)                      6.38        3/20/2017        14,418
                                                                                          ---------
                                                                                             70,836
                                                                                          ---------
             REGIONAL BANKS (3.5%)
    8,000    Allfirst Preferred Capital Trust                   1.75(c)     7/15/2029         7,130

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  13,000    Associated Banc-Corp.                              2.75%      11/15/2019     $  13,273
    2,000    BB&T Corp.                                         3.95        4/29/2016         2,076
    8,000    BB&T Corp.                                         1.10(c)     6/15/2018         8,089
   10,000    Compass Bank                                       1.85        9/29/2017        10,054
    5,000    Compass Bank                                       2.75        9/29/2019         5,087
    5,000    Cullen/Frost Bankers, Inc.                         0.76(c)     2/15/2017         4,963
    3,000    Fifth Third Bancorp                                0.67(c)    12/20/2016         2,984
    5,000    First Niagara Financial Group, Inc.                6.75        3/19/2020         5,623
   15,000    First Republic Bank                                2.38        6/17/2019        15,325
    5,247    First Tennessee Bank, N.A.                         5.65        4/01/2016         5,427
   10,000    Huntington National Bank                           1.35        8/02/2016        10,036
    5,000    Huntington National Bank                           1.38        4/24/2017         4,999
    5,000    Manufacturers & Traders Trust Co.                  1.25        1/30/2017         5,016
    5,000    MUFG Union Bank, N.A.                              2.13        6/16/2017         5,085
    5,000    MUFG Union Bank, N.A.                              2.63        9/26/2018         5,140
    5,480    Regions Financial Corp.                            5.75        6/15/2015         5,570
   15,000    SunTrust Bank                                      0.52(c)     8/24/2015        14,994
    4,900    Zions Bancorp                                      5.50       11/16/2015         5,023
                                                                                          ---------
                                                                                            135,894
                                                                                          ---------
             REITs - DIVERSIFIED (0.4%)
    8,333    ARC Properties Operating Partnership LP (a)        2.26        6/30/2018         7,792
    3,000    Liberty Property, LP                               5.13        3/02/2015         3,009
    4,555    Washington REIT                                    5.35        5/01/2015         4,601
                                                                                          ---------
                                                                                             15,402
                                                                                          ---------
             REITs - HEALTH CARE (0.8%)
    5,000    HCP, INC                                           6.00        3/01/2015         5,021
    5,000    Health Care REIT, Inc.                             3.63        3/15/2016         5,146
    2,505    Health Care REIT, Inc.                             4.13        4/01/2019         2,706
    3,843    Healthcare Realty Trust                            6.50        1/17/2017         4,203
    2,950    Nationwide Health Properties, Inc.                 6.90       10/01/2037         4,195
    5,000    Ventas Realty, LP                                  3.13       11/30/2015         5,089
    3,000    Ventas Realty, LP                                  4.00        4/30/2019         3,225
                                                                                          ---------
                                                                                             29,585
                                                                                          ---------
             REITs - HOTEL & RESORT (0.2%)
    8,080    Hospitality Properties Trust                       5.63        3/15/2017         8,680
                                                                                          ---------
             REITs - OFFICE (0.9%)
    2,000    BioMed Realty, LP                                  3.85        4/15/2016         2,063
    9,000    Boston Properties, LP                              3.70       11/15/2018         9,636
    4,000    Equity Commonwealth                                6.25        8/15/2016         4,185
    2,000    Equity Commonwealth                                6.25        6/15/2017         2,159
    7,000    Mack-Cali Realty, LP                               2.50       12/15/2017         7,025
    7,680    Reckson Operating Partnership, LP                  6.00        3/31/2016         8,077
                                                                                          ---------
                                                                                             33,145
                                                                                          ---------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.7%)
$  11,664    AvalonBay Communities, Inc.                        5.70%       3/15/2017     $  12,722
    2,780    ERP Operating, LP                                  5.38        8/01/2016         2,962
    7,095    Essex Portfolio, LP                                5.50        3/15/2017         7,709
    2,000    UDR, Inc.                                          5.25        1/15/2016         2,079
                                                                                          ---------
                                                                                             25,472
                                                                                          ---------
             REITs - RETAIL (1.0%)
    3,082    Equity One, Inc.                                   5.38       10/15/2015         3,169
    4,000    Kimco Realty Corp.                                 5.58       11/23/2015         4,149
    5,749    National Retail Properties, Inc.                   6.15       12/15/2015         5,989
   11,355    Realty Income Corp.                                2.00        1/31/2018        11,486
    6,055    Regency Centers, LP                                5.25        8/01/2015         6,188
    7,000    Simon Property Group, LP                           6.13        5/30/2018         8,032
                                                                                          ---------
                                                                                             39,013
                                                                                          ---------
             REITs - SPECIALIZED (0.4%)
   15,000    American Tower Corp.                               3.40        2/15/2019        15,493
                                                                                          ---------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    6,600    Chittenden Corp.                                   0.92(c)     2/14/2017         6,562
                                                                                          ---------
             Total Financials                                                               680,991
                                                                                          ---------
             HEALTH CARE (2.1%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.2%)
    7,000    McKesson Corp.                                     0.64(c)     9/10/2015         7,003
                                                                                          ---------
             HEALTH CARE EQUIPMENT (0.6%)
   10,000    CareFusion Corp.                                   1.45        5/15/2017        10,012
   10,000    Mallinckrodt International Finance S.A.            3.50        4/15/2018         9,750
    5,000    Medtronic, Inc.(b)                                 2.50        3/15/2020         5,147
                                                                                          ---------
                                                                                             24,909
                                                                                          ---------
             HEALTH CARE SERVICES (0.7%)
   11,000    Express Scripts Holding Co.                        2.10        2/12/2015        11,006
    5,000    Express Scripts Holding Co.                        2.65        2/15/2017         5,141
    9,868    Express Scripts, Inc. (a)                          1.92        8/29/2016         9,841
                                                                                          ---------
                                                                                             25,988
                                                                                          ---------
             PHARMACEUTICALS (0.6%)
   10,000    AbbVie, Inc.                                       0.99(c)    11/06/2015        10,035
    5,970    Valeant Pharmaceuticals International, Inc.(a)     3.50        2/13/2019         5,938
      853    Valeant Pharmaceuticals International, Inc.(a)     3.50       12/11/2019           848
    6,000    Zoetis, Inc.                                       1.88        2/01/2018         6,009
                                                                                          ---------
                                                                                             22,830
                                                                                          ---------
             Total Health Care                                                               80,730
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)        SECURITY                                             RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIALS (4.6%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
$   1,582    Alliant Techsystems, Inc. (a)                        3.50%     11/01/2020    $   1,583
    5,000    L-3 Communications Corp.                             3.95      11/15/2016        5,217
      980    TransDigm, Inc. (a)                                  3.50       2/14/2017          979
    3,940    TransDigm, Inc. (a)                                  3.75       2/28/2020        3,894
    5,000    United Technologies Corp.                            1.80       6/01/2017        5,107
                                                                                          ---------
                                                                                             16,780
                                                                                          ---------
             AIR FREIGHT & LOGISTICS (0.4%)
   10,000    FedEx Corp.                                          2.30       2/01/2020       10,177
    1,309    FedEx Corp. Pass-Through Trust (b)                   2.63       1/15/2018        1,333
    2,890    FedEx Corp. Pass-Through Trust                       6.85       7/15/2020        3,150
                                                                                          ---------
                                                                                             14,660
                                                                                          ---------
             AIRLINES (1.2%)
    7,000    American Airlines 2014-1 Class B Pass-Through Trust  4.38       4/01/2024        7,236
   13,000    Aviation Capital Group Corp. (b)                     3.88       9/27/2016       13,316
    4,507    Continental Airlines 1998-1 Class A Pass
              Through Trust                                       6.65       3/15/2019        4,659
   10,011    Continental Airlines, Inc. Pass-Through Trust        5.50       4/29/2022       10,362
    1,425    United Air Lines, Inc. Pass-Through Trust            9.75       7/15/2018        1,582
    4,950    US Airways, Inc. (a)                                 3.00      11/23/2016        4,933
    4,950    US Airways, Inc. (a)                                 3.50       5/23/2019        4,895
                                                                                          ---------
                                                                                             46,983
                                                                                          ---------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
    3,000    CNH Capital, LLC                                     3.63       4/15/2018        2,977
    2,000    CNH Industrial Capital, LLC                          3.88      11/01/2015        2,018
    9,950    Terex Corp. (a)                                      3.50       8/13/2021        9,897
                                                                                          ---------
                                                                                             14,892
                                                                                          ---------
             RAILROADS (0.3%)
   10,000    TTX Co. (b)                                          5.40       2/15/2016       10,379
                                                                                          ---------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
   10,000    International Lease Finance Corp.                    2.19(c)    6/15/2016        9,995
   13,000    International Lease Finance Corp.(b)                 7.13       9/01/2018       14,674
                                                                                          ---------
                                                                                             24,669
                                                                                          ---------
             TRUCKING (1.3%)
    5,000    ERAC USA Finance, LLC (b)                            1.40       4/15/2016        5,024
    5,000    ERAC USA Finance, LLC (b)                            2.75       3/15/2017        5,154
    3,000    ERAC USA Finance, LLC (b)                            6.38      10/15/2017        3,380
    5,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(b)  3.13       5/11/2015        5,031
   10,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(b)  2.50       3/15/2016       10,146
    4,970    Penske Truck Leasing Co., LP / PTL Finance Corp.(b)  3.38       3/15/2018        5,192

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$  14,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(b)  2.88%      7/17/2018    $  14,363
                                                                                          ---------
                                                                                             48,290
                                                                                          ---------
             Total Industrials                                                              176,653
                                                                                          ---------
             INFORMATION TECHNOLOGY (1.2%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    5,000    Fiserv, Inc.(d)                                      3.13       6/15/2016        5,144
   10,000    Total System Services, Inc.                          2.38       6/01/2018       10,058
    3,000    Xerox Corp.                                          2.95       3/15/2017        3,101
                                                                                          ---------
                                                                                             18,303
                                                                                          ---------
             ELECTRONIC COMPONENTS (0.1%)
    5,000    Amphenol Corp.                                       2.55       1/30/2019        5,130
                                                                                          ---------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000    FLIR Systems, Inc.                                   3.75       9/01/2016        3,101
                                                                                          ---------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    5,000    Tech Data Corp.                                      3.75       9/21/2017        5,170
                                                                                          ---------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
   11,387    Dell, Inc.                                           2.30       9/10/2015       11,435
                                                                                          ---------
             Total Information Technology                                                    43,139
                                                                                          ---------
             MATERIALS (1.3%)
             ----------------
             ALUMINUM (0.1%)
    5,046    Alcoa, Inc.                                          6.75       7/15/2018        5,732
                                                                                          ---------
             CONSTRUCTION MATERIALS (0.4%)
    3,597    CRH America, Inc.                                    4.13       1/15/2016        3,697
   10,000    Martin Marietta Materials, Inc.                      1.36(c)    6/30/2017        9,952
                                                                                          ---------
                                                                                             13,649
                                                                                          ---------
             DIVERSIFIED METALS & MINING (0.3%)
    7,625    Freeport-McMoRan Copper & Gold Inc.(a)               1.68       5/31/2018        7,539
    3,000    Freeport-McMoRan, Inc.                               2.30      11/14/2017        2,952
                                                                                          ---------
                                                                                             10,491
                                                                                          ---------
             SPECIALTY CHEMICALS (0.5%)
    6,000    Albemarle Corp.                                      3.00      12/01/2019        6,118
   14,000    Rockwood Specialties Group, Inc.                     4.63      10/15/2020       14,612
                                                                                          ---------
                                                                                             20,730
                                                                                          ---------
             Total Materials                                                                 50,602
                                                                                          ---------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    5,000    Centel Capital Corp.                                 9.00      10/15/2019        6,104
    4,400    Frontier Communications Corp.                        6.63       3/15/2015        4,422

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$  12,344    Verizon Communications, Inc.                         2.50%      9/15/2016    $  12,637
   10,000    Verizon Communications, Inc.                         1.35       6/09/2017        9,994
                                                                                          ---------
                                                                                             33,157
                                                                                          ---------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   11,250    CC Holdings GS V, LLC / Crown Castle GS III Corp     2.38      12/15/2017       11,430
    6,965    Crown Castle Operating Co.(a)                        3.00       1/31/2019        6,953
    4,770    Grain Spectrum Funding, LLC (NBGA)(b)                4.00      10/10/2018        4,877
                                                                                          ---------
                                                                                             23,260
                                                                                          ---------
             Total Telecommunication Services                                                56,417
                                                                                          ---------
             UTILITIES (2.9%)
             ----------------
             ELECTRIC UTILITIES (1.9%)
    3,000    Appalachian Power Co.                                3.40       5/24/2015        3,027
    8,000    Duke Energy Corp.                                    2.10       6/15/2018        8,189
    6,700    Entergy Corp.                                        4.70       1/15/2017        7,078
   10,000    Entergy Texas, Inc.                                  3.60       6/01/2015       10,092
    7,000    FirstEnergy Corp.                                    2.75       3/15/2018        7,168
    2,000    IPALCO Enterprises, Inc.                             5.00       5/01/2018        2,140
   10,000    Northeast Utilities                                  1.60       1/15/2018       10,031
    7,000    Otter Tail Corp.                                     9.00      12/15/2016        7,929
    3,300    PNM Resources, Inc.                                  9.25       5/15/2015        3,386
    9,000    PPL Energy Supply, LLC                               6.20       5/15/2016        9,364
    2,200    PPL Energy Supply, LLC                               5.70      10/15/2035        2,232
      824    Tri-State General & Transport Association
              Pass-Through Trust(b)                               6.04       1/31/2018          868
                                                                                          ---------
                                                                                             71,504
                                                                                          ---------
             GAS UTILITIES (0.4%)
      660    Alliance Pipeline, LP(b)                             7.00      12/31/2019          753
   13,000    Gulfstream Natural Gas System, LLC(b)                5.56      11/01/2015       13,399
                                                                                          ---------
                                                                                             14,152
                                                                                          ---------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    3,850    Calpine Corp.(a)                                     4.00       4/01/2018        3,833
    9,830    NRG Energy, Inc.(a)                                  2.75       7/02/2018        9,743
                                                                                          ---------
                                                                                             13,576
                                                                                          ---------
             MULTI-UTILITIES (0.3%)
   11,100    Integrys Energy Group, Inc.                          6.11      12/01/2066       11,166
    1,000    Puget Sound Energy, Inc.                             6.75       1/15/2016        1,059
                                                                                          ---------
                                                                                             12,225
                                                                                          ---------
             Total Utilities                                                                111,457
                                                                                          ---------
             Total Corporate Obligations (cost: $1,535,798)                               1,553,502
                                                                                          ---------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (18.0%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.5%)
$   5,000    American Honda Finance Corp.(b)                      3.50%      3/16/2015    $   5,021
   10,000    Daimler Finance N.A., LLC(b),(d)                     1.65       4/10/2015       10,019
    5,000    Daimler Finance N.A., LLC(b)                         1.30       7/31/2015        5,019
    5,000    Daimler Finance N.A., LLC(b)                         1.88       1/11/2018        5,057
   10,000    Hyundai Capital America(b)                           1.88       8/09/2016       10,112
    2,000    Hyundai Capital America(b)                           1.45       2/06/2017        2,001
    7,800    Hyundai Capital Services, Inc.(b)                    1.04(c)    3/18/2017        7,789
   13,235    Nissan Motor Acceptance Corp.(b)                     0.78(c)    3/03/2017       13,250
                                                                                          ---------
                                                                                             58,268
                                                                                          ---------
             Total Consumer Discretionary                                                    58,268
                                                                                          ---------
             CONSUMER STAPLES (0.7%)
             -----------------------
             BREWERS (0.4%)
    5,000    SABMiller Holdings, Inc.(b)                          2.45       1/15/2017        5,123
    9,530    SABMiller Holdings, Inc.(b)                          2.20       8/01/2018        9,671
                                                                                          ---------
                                                                                             14,794
                                                                                          ---------
             DISTILLERS & VINTNERS (0.2%)
    5,000    Pernod Ricard S.A.(b)                                2.95       1/15/2017        5,155
                                                                                          ---------
             TOBACCO (0.1%)
    5,000    B.A.T. International Finance plc(b)                  2.13       6/07/2017        5,094
                                                                                          ---------
             Total Consumer Staples                                                          25,043
                                                                                          ---------
             ENERGY (2.2%)
             -------------
             INTEGRATED OIL & GAS (1.3%)
    8,000    BP Capital Markets plc                               1.63       8/17/2017        8,021
   12,820    Origin Energy Finance Ltd.(b)                        3.50      10/09/2018       13,126
   10,000    Petrobras Global Finance B.V.                        2.00       5/20/2016        9,425
    5,000    Petrobras International Finance Co.                  2.88       2/06/2015        4,993
   15,000    Shell International Finance B.V.                     1.13       8/21/2017       15,058
                                                                                          ---------
                                                                                             50,623
                                                                                          ---------
             OIL & GAS DRILLING (0.1%)
    4,000    Noble Holding International Ltd.                     2.50       3/15/2017        3,803
                                                                                          ---------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    7,000    Canadian Natural Resources Ltd.                      0.63(c)    3/30/2016        6,990
                                                                                          ---------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    3,250    Enbridge, Inc.                                       4.90       3/01/2015        3,261
    7,500    Enbridge, Inc.                                       0.68(c)    6/02/2017        7,400

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$   8,000    TransCanada Pipelines Ltd.                           0.88%      3/02/2015    $   8,003
    6,000    TransCanada Pipelines Ltd.                           1.88       1/12/2018        6,050
                                                                                          ---------
                                                                                             24,714
                                                                                          ---------
             Total Energy                                                                    86,130
                                                                                          ---------
             FINANCIALS (7.8%)
             -----------------
             DIVERSIFIED BANKS (5.3%)
    5,000    Abbey National Treasury Services plc                 2.35       9/10/2019        5,104
    9,000    ANZ New Zealand International Ltd.(b)                1.85      10/15/2015        9,090
    5,000    ANZ New Zealand International Ltd.(b)                2.60       9/23/2019        5,149
    4,000    Banco Santander Chile(b)                             1.15(c)    4/11/2017        3,985
    5,000    Bank of Montreal(b)                                  2.85       6/09/2015        5,045
    5,000    Bank of Montreal(b)                                  2.63       1/25/2017        5,108
    7,500    Barclays Bank plc(b),(f)                             2.25       5/10/2017        7,704
    5,000    BPCE S.A.                                            1.63       2/10/2017        5,040
    4,000    Canadian Imperial Bank(b)                            2.60       7/02/2015        4,036
    2,000    Canadian Imperial Bank                               2.35      12/11/2015        2,033
    2,000    Commonwealth Bank of Australia(b)                    2.25       3/16/2017        2,052
    4,000    Compass Bank                                         6.40      10/01/2017        4,390
    5,000    DNB Bank ASA(b)                                      3.20       4/03/2017        5,205
    5,000    Lloyds Bank plc                                      4.20       3/28/2017        5,308
    6,000    National Australia Bank of New York                  0.90       1/20/2016        6,025
    7,000    National Australia Bank of New York                  2.75       3/09/2017        7,257
   16,000    Rabobank Nederland                                   0.72(c)    3/18/2016       16,064
    5,000    Rabobank Nederland                                   3.38       1/19/2017        5,232
    2,000    Royal Bank of Canada                                 2.63      12/15/2015        2,039
   20,000    Royal Bank of Canada(d)                              0.85       3/08/2016       20,057
    5,000    Royal Bank of Scotland Group plc                     9.50(c)    3/16/2022        5,659
   10,000    Santander Bank, N.A.                                 2.00       1/12/2018       10,053
   14,350    Santander Bank, N.A.                                 8.75       5/30/2018       17,175
   18,000    Standard Chartered Bank(b)                           6.40       9/26/2017       19,891
    2,000    Standard Chartered plc(b)                            3.85       4/27/2015        2,016
    5,000    Svenska Handelsbanken AB                             2.88       4/04/2017        5,188
   10,000    Swedbank AB(b)                                       1.75       3/12/2018       10,056
    8,000    Toronto-Dominion Bank                                1.40       4/30/2018        7,990
                                                                                          ---------
                                                                                            203,951
                                                                                          ---------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
    5,000    Deutsche Bank AG London                              3.25       1/11/2016        5,111
                                                                                          ---------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
   16,756    Brookfield Asset Management, Inc.                    5.80       4/25/2017       18,140
                                                                                          ---------
             MULTI-LINE INSURANCE (0.5%)
   20,000    ZFS Finance USA Trust II(b)                          6.45      12/15/2065       20,950
                                                                                          ---------

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
$   7,000    ING Bank N.V.(b)                                     3.75%      3/07/2017    $   7,364
    3,878    ING Bank N.V.                                        4.13      11/21/2023        3,977
    2,000    ING Capital Funding Trust III                        3.86(c)            -(e)     1,980
                                                                                          ---------
                                                                                             13,321
                                                                                          ---------
             PROPERTY & CASUALTY INSURANCE (0.8%)
   12,000    QBE Insurance Group Ltd.(b)                          2.40       5/01/2018       12,124
   17,000    Suncorp-Metway Ltd.(b)                               1.70       3/28/2017       17,103
                                                                                          ---------
                                                                                             29,227
                                                                                          ---------
             REITs - RETAIL (0.2%)
    7,000    WEA Finance, LLC(b)                                  1.75       9/15/2017        7,041
                                                                                          ---------
             Total Financials                                                               297,741
                                                                                          ---------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
    5,000    Novartis Capital Corp.                               2.90       4/24/2015        5,030
                                                                                          ---------
             INDUSTRIALS (2.7%)
             ------------------
             AIRLINES (0.8%)
   14,253    British Airways Pass-Through plc(b)                  5.63      12/20/2021       15,251
   14,303    Virgin Australia Trust(b)                            5.00       4/23/2025       14,804
                                                                                          ---------
                                                                                             30,055
                                                                                          ---------
             AIRPORT SERVICES (0.3%)
    9,345    Heathrow Funding Ltd.(b)                             2.50       6/25/2017        9,397
                                                                                          ---------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
   16,688    Brambles USA, Inc.(b)                                3.95       4/01/2015       16,767
                                                                                          ---------
             INDUSTRIAL CONGLOMERATES (0.4%)
    5,000    Hutchison Whampoa International Ltd.(b)              6.00               -(e)     5,134
    5,000    Hutchison Whampoa International Ltd.(b)              3.50       1/13/2017        5,195
    6,600    Hutchison Whampoa International Ltd.(b)              2.00      11/08/2017        6,624
                                                                                          ---------
                                                                                             16,953
                                                                                          ---------
             MARINE (0.3%)
   10,000    A.P. Moeller-Maersk A/S(b)                           2.55       9/22/2019       10,177
                                                                                          ---------
             RAILROADS (0.3%)
   10,000    Asciano Finance(b)                                   5.00       4/07/2018       10,784
                                                                                          ---------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    8,000    AerCap Ireland Capital Ltd.(b)                       2.75       5/15/2017        7,960
                                                                                          ---------
             Total Industrials                                                              102,093
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
$  20,000    Tyco Electronics Group S.A.                          0.45%(c)   1/29/2016    $  20,001
                                                                                          ---------
             MATERIALS (2.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
    5,000    Holcim US Finance Sarl & Cie SCS(b)                  6.00      12/30/2019        5,839
                                                                                          ---------
             DIVERSIFIED CHEMICALS (0.2%)
    6,000    Incitec Pivot Finance Ltd.(b)                        4.00      12/07/2015        6,129
                                                                                          ---------
             DIVERSIFIED METALS & MINING (1.5%)
   10,000    Anglo American Capital plc(b)                        1.20(c)    4/15/2016        9,997
    5,000    Anglo American Capital plc(b)                        2.63       9/27/2017        5,057
    3,000    Glencore Canada Corp.                                5.38       6/01/2015        3,038
   10,000    Glencore Finance Canada Ltd.(b)                      2.70      10/25/2017       10,114
   10,000    Glencore Funding, LLC(b)                             1.70       5/27/2016       10,050
   17,000    Rio Tinto Finance USA plc                            1.08(c)    6/17/2016       17,062
    1,746    Teck Resources Ltd.                                  3.15       1/15/2017        1,758
                                                                                          ---------
                                                                                             57,076
                                                                                          ---------
             GOLD (0.3%)
   10,000    Barrick Gold Corp.                                   2.50       5/01/2018       10,133
                                                                                          ---------
             STEEL (0.1%)
    4,000    ArcelorMittal                                        5.00       2/25/2017        4,168
                                                                                          ---------
             Total Materials                                                                 83,345
                                                                                          ---------
             UTILITIES (0.3%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   10,000    TransAlta Corp.                                      1.90       6/03/2017       10,017
                                                                                          ---------
             Total Eurodollar and Yankee Obligations (cost: $679,506)                       687,668
                                                                                          ---------
             ASSET-BACKED SECURITIES (11.1%)

             FINANCIALS (11.1%)
             ------------------
             ASSET-BACKED FINANCING (11.1%)
    3,856    Access Group, Inc.                                   0.52(c)    4/25/2029        3,786
    1,647    ACS Pass-Through Trust(b)                            0.48(c)    6/14/2037        1,610
   17,800    American Express Credit Account Master Trust(b)      0.66(c)   10/16/2017       17,797
    9,608    American Express Credit Account Master Trust(b)      1.29       3/15/2018        9,617
    1,105    AmeriCredit Automobile Receivables Trust             3.34       4/08/2016        1,106
    5,000    AmeriCredit Automobile Receivables Trust             4.00       5/08/2017        5,066
    2,735    AmeriCredit Automobile Receivables Trust             1.31      11/08/2017        2,745
    7,500    AmeriCredit Automobile Receivables Trust             1.93       8/08/2018        7,561
    2,400    Americredit Automobile Receivables Trust             1.57       1/08/2019        2,400

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$   6,000    AmeriCredit Automobile Receivables Trust             2.09%      2/08/2019    $   5,964
    7,751    ARL First, LLC(b)                                    1.92(c)   12/15/2042        7,792
    6,733    Avis Budget Rental Car Funding, LLC(b)               4.64       5/20/2016        6,779
    2,000    Avis Budget Rental Car Funding, LLC(b)               6.74       5/20/2016        2,018
    8,100    Avis Budget Rental Car Funding, LLC(b)               3.68      11/20/2017        8,306
   12,000    Avis Budget Rental Car Funding, LLC(b)               2.62       9/20/2019       11,935
    5,000    Bank of The West Auto Trust(b)                       1.65       3/16/2020        5,050
    4,200    California Republic Auto Receivables Trust           2.30      12/16/2019        4,238
    9,425    California Republic Auto Receivables Trust           2.57      11/16/2020        9,569
    1,786    CenterPoint Energy Transition Bond Co. III, LLC      4.19       2/01/2020        1,833
    1,048    Centre Point Funding, LLC(b)                         5.43       7/20/2016        1,059
   15,000    CIT Equipment Collateral(b)                          1.50      10/21/2019       15,057
       39    CNH Equipment Trust                                  0.94       5/15/2017           39
    8,564    CNH Equipment Trust                                  0.86       9/15/2017        8,570
    6,000    CNH Equipment Trust                                  1.27      11/16/2020        5,999
    2,775    College Loan Corp. Trust                             0.74(c)    1/15/2037        2,500
    5,991    Collegiate Funding Services Education Loan Trust     0.57(c)    3/28/2035        5,415
    2,384    Credit Acceptance Auto Loan Trust(b)                 3.12       3/16/2020        2,392
    3,000    Credit Acceptance Auto Loan Trust(b)                 2.21       9/15/2020        3,020
    3,600    Credit Acceptance Auto Loan Trust(b)                 1.83       4/15/2021        3,591
   13,000    Credit Acceptance Auto Loan Trust(b)                 1.55      10/15/2021       13,019
    4,000    Credit Acceptance Auto Loan Trust(b)                 2.29       4/15/2022        4,008
    5,000    Credit Acceptance Auto Loan Trust(b)                 2.67       9/15/2022        4,999
    7,500    Dryden Senior Loan Fund(b),(g),(h)                   1.75       4/15/2027        7,500
    5,562    Element Rail Leasing I, LLC(b)                       2.30       4/19/2044        5,567
    5,552    Enterprise Fleet Financing, LLC(b)                   2.10       5/20/2017        5,556
   21,000    Enterprise Fleet Financing, LLC(b)                   1.41      11/20/2017       21,026
    2,508    Exeter Automobile Receivables Trust(b)               1.29       5/15/2018        2,509
    7,000    Exeter Automobile Receivables Trust(b)               3.09       7/16/2018        7,071
    1,336    Exeter Automobile Receivables Trust(b)               1.06       8/15/2018        1,331
    1,000    Exeter Automobile Receivables Trust(b)               2.42       1/15/2019          998
    1,820    First Investors Auto Owner Trust(b)                  2.90      11/15/2017        1,826
   10,000    First Investors Auto Owner Trust(b)                  0.86       8/15/2018        9,992
    8,750    First Investors Auto Owner Trust(b)                  3.04       8/15/2018        8,901
    5,000    First Investors Auto Owner Trust(b)                  1.49       6/15/2020        5,005
    7,825    Ford Credit Auto Owner Trust                         2.38       7/15/2016        7,855
    7,000    Fosse Master Issuer plc(b)                           2.21(c)   10/18/2054        7,064
    5,100    GE Capital Credit Card Master Note Trust             3.69       3/15/2018        5,120
   10,000    GE Capital Credit Card Master Note Trust             1.51       6/15/2018       10,039
    6,132    GE Dealer Floorplan Master Note Trust                1.07(c)    6/20/2017        6,135
    7,000    GE Equipment Midticket, LLC                          0.64       4/24/2017        7,007
    4,180    GE Equipment Transportation, LLC                     0.90       3/24/2021        4,190
    1,000    GE Equipment Transportation, LLC                     1.48       8/23/2022        1,007
    6,580    Gracechurch Mortgage Financing plc(b)                1.78(c)   11/20/2056        6,586

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $ 10,000    Hertz Vehicle Financing, LLC(b)                      1.86%      8/25/2017    $  10,048
    4,186    Iowa Student Loan Liquidity Corp.                    0.60(c)    9/25/2037        3,813
      681    MMAF Equipment Finance, LLC(b)                       3.51       1/15/2030          689
    8,087    Prestige Auto Receivables Trust(b)                   0.97       3/15/2018        8,096
    5,000    Prestige Auto Receivables Trust(b)                   1.52       4/15/2020        5,018
    6,000    Prestige Auto Receivables Trust "B"(b)               1.74       5/15/2019        6,039
    3,267    Rental Car Finance Corp.(b)                          4.38       2/25/2016        3,273
      760    Santander Drive Auto Receivables Trust               3.09       5/15/2017          765
    3,025    Santander Drive Auto Receivables Trust               1.95       3/15/2019        3,050
    8,000    Santander Drive Auto Receivables Trust               1.45       5/15/2019        7,996
    4,500    Santander Drive Auto Receivables Trust               2.73      10/15/2019        4,547
    5,000    SBA Tower Trust(b)                                   2.90      10/15/2044        5,101
    5,577    SLC Student Loan Trust                               0.55(c)    7/15/2036        5,374
    8,000    SLC Student Loan Trust                               0.70(c)    7/15/2036        7,023
    2,427    SLM Student Loan Trust                               0.60(c)   12/15/2023        2,395
    6,278    SLM Student Loan Trust                               0.64(c)    1/27/2025        5,998
    1,250    SLM Student Loan Trust                               0.46(c)   10/27/2025        1,197
    1,210    SLM Student Loan Trust                               0.81(c)   10/25/2038        1,098
    6,057    Trinity Rail Leasing, LP(b)                          2.27       1/15/2043        5,963
    9,380    Trip Rail Master Funding, LLC(b)                     2.86       4/15/2044        9,486
    5,500    Wheels SPV, LLC(b)                                   1.53       3/20/2021        5,523
    5,000    Wheels SPV, LLC(b)                                   2.30       3/20/2021        5,054
                                                                                          ---------
                                                                                            424,671
                                                                                          ---------
             Total Financials                                                               424,671
                                                                                          ---------
             Total Asset-Backed Securities (cost: $422,793)                                 424,671
                                                                                          ---------

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
    4,499    Sequoia Mortgage Trust(b) (cost: $4,568)             3.00(c)    5/25/2043        4,517
                                                                                          ---------

             COMMERCIAL MORTGAGE SECURITIES (10.5%)

             FINANCIALS (10.5%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.3%)
    2,610    Banc of America Commercial Mortgage, Inc.            5.29      11/10/2042        2,608
      301    Banc of America Commercial Mortgage, Inc.            4.62       7/10/2043          301
    3,830    Banc of America Commercial Mortgage, Inc.            4.73       7/10/2043        3,858
    2,225    Banc of America Commercial Mortgage, Inc.            5.09       7/10/2043        2,242
    3,203    Banc of America Commercial Mortgage, Inc.            4.93       7/10/2045        3,229
   12,990    Banc of America Commercial Mortgage, Inc.            5.12      10/10/2045       13,143
    5,000    Banc of America Commercial Mortgage, Inc.            5.36      10/10/2045        5,242
    9,242    Banc of America Commercial Mortgage, Inc.            5.63       7/10/2046        9,643
    4,483    Banc of America Commercial Mortgage, Inc.            5.15       9/10/2047        4,558

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $  2,217     Banc of America Commercial Mortgage, Inc.           5.32%      9/10/2047    $   2,216
    4,078     Banc of America Commercial Mortgage, Inc(b)         5.64       9/10/2047        4,168
   10,000     Banc of America Commercial Mortgage, Inc.           6.27       2/10/2051       11,116
      440     Bear Stearns Commercial Mortgage Securities, Inc.   5.17      12/11/2038          449
    1,980     Chase Commercial Mortgage Securities Corp.(b)       6.56       5/18/2030        2,059
    5,671     Citigroup Commercial Mortgage Trust                 1.39       7/10/2047        5,688
    3,101     Citigroup Commercial Mortgage Trust                 5.77       3/15/2049        3,235
   15,000     Citigroup Deutsche Bank Commercial Mortgage Trust   5.23       7/15/2044       15,356
    4,300     Commercial Mortgage Trust(b)                        1.77       2/13/2032        4,297
      549     Commercial Mortgage Trust                           4.98       5/10/2043          549
    2,426     Commercial Mortgage Trust                           5.12       6/10/2044        2,448
    2,810     Credit Suisse Commercial Mortgage Trust             5.81       6/15/2038        2,926
    4,066     Credit Suisse Commercial Mortgage Trust             5.38       2/15/2040        4,315
    7,000     Credit Suisse First Boston Mortgage Securities Corp.5.10       8/15/2038        7,132
    5,585     Credit Suisse First Boston Mortgage Securities Corp.5.10       8/15/2038        5,649
   10,000     DB-UBS Mortgage Trust                               3.64       8/10/2044       10,318
    6,678     DB-UBS Mortgage Trust(b)                            3.74      11/10/2046        6,831
    1,422     GE Capital Commercial Mortgage Corp.                5.31      11/10/2045        1,423
    5,750     GMAC Commercial Mortgage Securities, Inc.           4.75       5/10/2043        5,755
    3,908     Greenwich Capital Commercial Funding Corp.          5.22       4/10/2037        3,947
    8,090     Greenwich Capital Commercial Funding Corp.          5.82       7/10/2038        8,527
    7,570     GS Mortgage Securities Corp. II                     5.55       4/10/2038        7,746
    2,261     GS Mortgage Securities Corp. II                     4.75       7/10/2039        2,261
    4,500     GS Mortgage Securities Corp. II                     4.78       7/10/2039        4,516
    5,000     GS Mortgage Securities Corp. II                     2.54       1/10/2045        5,109
   10,000     GS Mortgage Securities Corp. II                     2.32       5/10/2045       10,247
    8,980     GS Mortgage Securities Trust                        5.55       4/10/2038        9,311
    8,625     GS Mortgage Securities Trust                        1.21       7/10/2046        8,675
    1,656     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.12       7/15/2041        1,659
    3,205     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.00       8/15/2042        3,242
    2,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.00      10/15/2042        2,037
    3,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.04      10/15/2042        3,029
    2,130     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.24       1/12/2043        2,169
   13,151     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.28       1/12/2043       13,513
      364     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.49       4/15/2043          366

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $  1,098     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.79%      6/12/2043    $   1,111
    1,688     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.81       6/12/2043        1,767
      280     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.88       4/15/2045          283
      808     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.52       5/12/2045          827
      634     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.37       5/15/2045          644
    1,650     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(b)                               4.11       7/15/2046        1,778
   11,653     LB Commercial Mortgage Trust                        5.91       7/15/2044       12,766
   10,422     LB-UBS Commercial Mortgage Trust                    4.74       7/15/2030       10,470
    3,897     LB-UBS Commercial Mortgage Trust                    4.95       9/15/2030        3,912
    8,859     LB-UBS Commercial Mortgage Trust                    5.20      11/15/2030        8,948
    5,698     LB-UBS Commercial Mortgage Trust                    5.16       2/15/2031        5,828
    5,000     LB-UBS Commercial Mortgage Trust                    5.35      11/15/2038        5,322
    4,000     LB-UBS Commercial Mortgage Trust                    5.41       9/15/2039        4,251
    3,880     LB-UBS Commercial Mortgage Trust                    5.42       2/15/2040        4,149
    6,000     LB-UBS Commercial Mortgage Trust                    5.46       2/15/2040        6,432
    2,000     Merrill Lynch Mortgage Trust                        5.14       7/12/2038        2,038
    1,032     Merrill Lynch Mortgage Trust                        5.69       5/12/2039        1,033
    3,595     Merrill Lynch Mortgage Trust                        4.75       6/12/2043        3,608
       41     Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                    5.85       8/12/2049           41
    6,975     Morgan Stanley Capital I, Inc.                      5.57      12/15/2044        7,512
    3,449     Morgan Stanley Capital I, Inc.                      4.89       6/12/2047        3,473
    1,092     Morgan Stanley Capital I, Inc.(b)                   2.60       9/15/2047        1,098
    1,063     Morgan Stanley Capital I, Inc.                      5.61       4/12/2049        1,064
    5,000     Morgan Stanley Capital I, Inc.                      5.27      10/12/2052        5,156
    4,611     Morgan Stanley Dean Witter Capital I, Inc.(b)       5.25      12/17/2043        4,661
   11,569     Motel 6 Trust(b)                                    1.50      10/05/2025       11,600
       58     Wachovia Bank Commercial Mortgage Trust             4.94       4/15/2042           58
    3,963     Wachovia Bank Commercial Mortgage Trust             5.12       7/15/2042        3,982
    2,501     Wachovia Bank Commercial Mortgage Trust             5.24      10/15/2044        2,537
      230     Wachovia Bank Commercial Mortgage Trust             5.94       6/15/2045          232
      876     Wachovia Bank Commercial Mortgage Trust             5.57      10/15/2048          926
    4,864     Wachovia Bank Commercial Mortgage Trust             5.31      11/15/2048        5,143
    5,000     Wachovia Bank Commercial Mortgage Trust             5.72       6/15/2049        5,389
      935     WF-RBS Commercial Mortgage Trust(b)                 3.24       3/15/2044          957
                                                                                          ---------
                                                                                            356,104
                                                                                          ---------

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
 $ 74,587     Commercial Mortgage Trust, acquired
                8/09/2012-8/27/2012; cost $9,582(i)               1.90%      8/15/2045    $   7,453
   72,167     Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,674(i)                        1.96      10/15/2045        7,506
   39,280     GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,001(i)                         2.56       5/10/2045        4,325
   31,484     GS Mortgage Securities Trust, acquired
                11/16/2012; cost $4,856(i)                        2.36      11/10/2045        3,745
   34,576     J.P. Morgan Chase Commercial Mortgage
                Securities Corp., acquired 9/28/2012; cost
                  $4,720(i)                                       2.12      10/15/2045        3,498
   37,248     Morgan Stanley-BAML Trust, acquired
                10/05/2012; cost $4,839(b),(i)                    2.14      11/15/2045        3,523
   62,944     UBS Commercial Mortgage Trust, acquired
                5/01/2012; cost $9,529(b),(i)                     2.28       5/10/2045        7,407
   33,742     UBS-Barclays Commercial Mortgage Trust, acquired
                9/14/2012; cost $4,808(b),(i)                     2.13       8/10/2049        3,738
   34,785     WF Commercial Mortgage Trust, acquired
                9/21/2012; cost $4,826(b),(i)                     2.10      10/15/2045        3,685
                                                                                          ---------
                                                                                             44,880
                                                                                          ---------
              Total Financials                                                              400,984
                                                                                          ---------
              Total Commercial Mortgage Securities (cost: $393,173)                         400,984
                                                                                          ---------

              U.S. GOVERNMENT AGENCY ISSUES (3.5%)(j)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
    9,164     Fannie Mae(+)                                       1.25       9/25/2027        8,854
                                                                                          ---------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
   51,714     Fannie Mae(+)                                       4.03      12/25/2017        4,730
  105,139     Fannie Mae(+)                                       2.19      12/25/2019        6,756
   84,854     Fannie Mae(+)                                       0.80       5/25/2022        3,836
   85,186     Fannie Mae(+)                                       0.65       8/25/2022        3,175
   33,954     Freddie Mac(+)                                      1.69       4/25/2017          936
   63,469     Freddie Mac(+)                                      3.08       1/25/2019        6,201
   39,235     Freddie Mac(+)                                      1.78       5/25/2019        2,566
  104,207     Freddie Mac(+)                                      1.71       7/25/2019        6,623
   60,785     Freddie Mac(+)                                      1.39      11/25/2019        3,306
   73,506     Freddie Mac(+)                                      1.31       8/25/2022        5,847
                                                                                          ---------
                                                                                             43,976
                                                                                          ---------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.0%)
    6,995      Fannie Mae(+)                                      2.50       4/01/2027        7,256
   19,853      Fannie Mae(+)                                      2.50       5/01/2027       20,594
   13,012      Fannie Mae(+)                                      2.50       8/01/2027       13,497

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $  9,547     Fannie Mae(+)                                       2.50%      8/01/2027    $   9,903
      406     Fannie Mae(+)                                       4.50       5/01/2023          437
      259     Fannie Mae(+)                                       4.50       2/01/2024          275
      198     Fannie Mae(+)                                       5.00      12/01/2021          214
      554     Fannie Mae(+)                                       5.00       6/01/2023          598
      364     Fannie Mae(+)                                       5.00       9/01/2023          392
      613     Fannie Mae(+)                                       5.00       2/01/2024          662
      403     Fannie Mae(+)                                       5.50      12/01/2020          427
      570     Fannie Mae(+)                                       5.50       2/01/2023          623
    1,455     Fannie Mae(+)                                       5.50       6/01/2023        1,597
      361     Fannie Mae(+)                                       5.50       9/01/2023          393
    1,376     Fannie Mae(+)                                       5.50       6/01/2024        1,509
      705     Fannie Mae(+)                                       6.00      10/01/2022          776
      805     Fannie Mae(+)                                       6.00       1/01/2023          895
    1,326     Fannie Mae(+)                                       6.00       1/01/2023        1,473
      733     Fannie Mae(+)                                       6.00       7/01/2023          824
    3,720     Freddie Mac(+)                                      1.56      10/25/2018        3,762
    7,850     Freddie Mac(+)                                      1.78      10/25/2020        7,966
    1,423     Freddie Mac(+)                                      2.21(c)    4/01/2035        1,490
      384     Freddie Mac(+)                                      5.00       5/01/2020          409
      449     Freddie Mac(+)                                      5.00       9/01/2020          479
      119     Freddie Mac(+)                                      5.50      11/01/2018          126
      693     Freddie Mac(+)                                      5.50       4/01/2021          755
                                                                                          ---------
                                                                                             77,332
                                                                                          ---------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
    3,000     Private Export Funding Corp. (NBGA)                 1.38       2/15/2017        3,044
                                                                                          ---------
              Total U.S. Government Agency Issues (cost: $128,809)                          133,206
                                                                                          ---------

              U.S. TREASURY SECURITIES (0.3%)

              NOTES (0.3%)
   10,000     .25%, 5/15/2016 (k) (cost: $9,980)                  0.25       5/15/2016        9,996
                                                                                          ---------

              MUNICIPAL BONDS (7.4%)

              AGRICULTURAL PRODUCTS (0.2%)
    8,000     Washington County                                   1.38       9/01/2030(l)     8,034
                                                                                          ---------
              AIRPORT/PORT (0.2%)
    1,250     Chicago Midway Airport                              1.32       1/01/2016        1,258
    2,000     Chicago Midway Airport                              1.80       1/01/2017        2,032
      285     Cleveland (INS)                                     5.24       1/01/2017          294
    3,000     Houston Airport System                              5.00       7/01/2015        3,062
                                                                                          ---------
                                                                                              6,646
                                                                                          ---------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
              APPROPRIATED DEBT (0.3%)
 $  2,000     Commonwealth Finance Auth.                          4.18%      6/01/2015    $   2,025
    1,500     Jacksonville                                        1.16      10/01/2016        1,511
    2,500     Jacksonville                                        1.41      10/01/2017        2,518
    4,000     Jacksonville                                        1.70      10/01/2018        4,021
                                                                                          ---------
                                                                                             10,075
                                                                                          ---------
              COMMUNITY SERVICE (0.1%)
    1,250     Art Institute of Chicago                            1.34       3/01/2015        1,250
    1,650     Art Institute of Chicago                            2.48       3/01/2019        1,641
                                                                                          ---------
                                                                                              2,891
                                                                                          ---------
              EDUCATION (0.3%)
   10,000     New Jersey EDA                                      2.42       6/15/2018       10,169
    1,000     State Public School Building Auth.                  1.97      12/01/2017        1,016
    2,640     State Public School Building Auth.                  2.41      12/01/2018        2,713
                                                                                          ---------
                                                                                             13,898
                                                                                          ---------
              ELECTRIC UTILITIES (1.7%)
   16,530     Appling County Dev. Auth                            2.40       1/01/2038(l)    16,814
    5,000     Beaver County IDA                                   4.75       8/01/2033(l)     5,501
   13,310     Beaver County IDA                                   2.50      12/01/2041(l)    13,636
    2,000     Burke County Dev. Auth.                             1.38      10/01/2032(l)     2,010
    5,000     Burke County Dev. Auth.                             1.25       1/01/2052(l)     5,010
   10,000     Missouri Environmental Improvement and
              Energy Resources Auth.                              2.88       5/01/2038(l)    10,380
    3,000     Ohio Water Dev. Auth.                               3.38       7/01/2033(l)     3,026
    3,000     Pennsylvania Economic Dev. Financing Auth.          3.00      12/01/2038(l)     3,034
    5,000     West Virginia EDA                                   2.25       1/01/2041(l)     5,065
                                                                                          ---------
                                                                                             64,476
                                                                                          ---------
              ELECTRIC/GAS UTILITIES (0.2%)
    6,265     Long Island Power Auth.                             2.36       9/01/2018        6,336
    2,680     Piedmont Municipal Power Agency                     4.34       1/01/2017        2,762
                                                                                          ---------
                                                                                              9,098
                                                                                          ---------
              ENVIRONMENTAL & FACILITIES SERVICES (2.3%)
    3,300     Amelia County IDA                                   0.63       4/01/2027(l)     3,302
    3,000     Bucks County IDA                                    1.38      12/01/2022(l)     3,026
   36,000     California Pollution Control Financing Auth.(b)     0.40       8/01/2023(l)    36,000
    6,000     Indiana Finance Auth.                               0.40(c)    5/01/2034(l)     6,000
    6,000     Indiana Finance Auth.                               0.40(c)   12/01/2037(l)     6,000
    1,500     Massachusetts Dev. Finance Agency                   2.13      12/01/2029(l)     1,521
      800     Mississippi Business Finance Corp.                  1.38       3/01/2027(l)       801
    2,000     New York Environmental Facilities Corp.             0.37       5/01/2030(l)     2,000
   26,000     Pennsylvania Economic Dev. Financing Auth.          0.37       8/01/2045(l)    26,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $  2,000     South Carolina Jobs EDA                             1.88%     11/01/2016    $   2,056
    1,920     Yavapai County IDA                                  0.63       3/01/2028(l)     1,920
                                                                                          ---------
                                                                                             88,626
                                                                                          ---------
              GENERAL OBLIGATION (0.6%)
    2,430     Chippewa Valley Schools                             3.65       5/01/2015        2,444
    9,615     City & County of Honolulu                           1.26      11/01/2017        9,622
    3,700     City of West Haven                                  1.69       3/15/2016        3,700
    3,000     City of West Haven                                  2.70       3/15/2018        3,023
    3,000     San Bernardino                                      2.14       8/01/2018        3,039
                                                                                          ---------
                                                                                             21,828
                                                                                          ---------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
      860     Long Beach                                          3.75      11/01/2015          862
                                                                                          ---------
              MULTIFAMILY HOUSING (0.0%)
      630     Michigan State Housing Dev. Auth.                   3.30       4/01/2015          632
                                                                                          ---------
              MUNICIPAL FINANCE (0.1%)
    1,943     Kentucky Asset                                      3.17       4/01/2018        2,005
                                                                                          ---------
              NURSING/CCRC (0.0%)
      480     Waco Health Facilities Dev. Corp. (INS)(ETM)        5.27       2/01/2016          486
                                                                                          ---------
              SALES TAX (0.1%)
    1,500     Arizona School Facilities Board                     1.47       9/01/2017        1,514
    3,000     Arizona School Facilities Board                     2.08       9/01/2018        3,055
                                                                                          ---------
                                                                                              4,569
                                                                                          ---------
              SEMICONDUCTORS (0.1%)
    1,600     Sandoval County                                     0.88       6/01/2016        1,595
    1,000     Sandoval County                                     1.95       6/01/2018        1,012
                                                                                          ---------
                                                                                              2,607
                                                                                          ---------
              SPECIAL ASSESSMENT/TAX/FEE (1.2%)
    3,520     Channahon                                           4.00       1/01/2020        3,594
   12,500     JobsOhio Beverage System                            1.12       1/01/2016       12,552
   10,000     JobsOhio Beverage System                            1.57       1/01/2017       10,100
    5,000     New Jersey Transportation Trust Fund Auth.          1.76      12/15/2018        4,945
    5,705     New York City Transitional Finance Auth.            3.06       5/01/2015        5,744
   10,000     New York MTA (ETM)                                  1.47       7/01/2018        9,996
      170     San Francisco City & County
                Redevelopment Agency (ETM)                        5.62       8/01/2016          182
       75     San Francisco City & County Redevelopment Agency    5.62       8/01/2016           79
                                                                                          ---------
                                                                                             47,192
                                                                                          ---------
              Total Municipal Bonds (cost: $280,764)                                        283,925
                                                                                          ---------

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
  200,000     Citigroup Capital XIII, 7.88%(cost: $5,470)                                 $   5,317
                                                                                          ---------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE      MATURITY
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (9.0%)

              COMMERCIAL PAPER (6.4%)

              ENERGY (2.5%)
              -------------
              OIL & GAS DRILLING (0.8%)
 $ 19,642     Nabors Industries, Inc.(b),(m)                      0.58%      2/17/2015       19,637
   11,121     Nabors Industries, Inc.(b),(m)                      0.65       2/26/2015       11,116
                                                                                          ---------
                                                                                             30,753
                                                                                          ---------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   12,178     Apache Corp.(b),(m)                                 0.40       2/06/2015       12,177
   18,650     Canadian Natural Resources Ltd.(b),(m)              0.45       2/11/2015       18,648
   14,876     Talisman Energy, Inc.(b),(m)                        0.65       2/05/2015       14,875
    9,000     Talisman Energy, Inc.(b),(m)                        0.80       2/13/2015        8,998
                                                                                          ---------
                                                                                             54,698
                                                                                          ---------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   10,000     Enbridge US, Inc.(b),(m)                            0.55       2/06/2015       10,000
                                                                                          ---------
              Total Energy                                                                   95,451
                                                                                          ---------
              INDUSTRIALS (1.4%)
              ------------------
              INDUSTRIAL MACHINERY (0.9%)
   11,846     Pentair Finance S.A.(b),(m)                         0.50       2/04/2015       11,845
   13,656     Pentair Finance S.A.(b),(m)                         0.50       2/09/2015       13,655
   10,000     Pentair Finance S.A.(b),(m)                         0.48       2/18/2015        9,998
                                                                                          ---------
                                                                                             35,498
                                                                                          ---------
              RESEARCH & CONSULTING SERVICES (0.5%)
   16,635     Experian Finance plc(b),(m)                         0.43       2/20/2015       16,632
                                                                                          ---------
              Total Industrials                                                              52,130
                                                                                          ---------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    6,406     Cabot Corp.(b),(m)                                  0.45       2/23/2015        6,404
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.8%)
 $  2,244     Albemarle Corp.(b),(m)                              0.67%      2/03/2015   $    2,244
   13,573     Albemarle Corp.(b),(m)                              0.77       2/24/2015       13,567
   13,550     PPG Industries, Inc.                                0.47       2/10/2015       13,548
                                                                                          ---------
                                                                                             29,359
                                                                                          ---------
              Total Materials                                                                35,763
                                                                                          ---------
              UTILITIES (1.6%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
   14,049     Union Electric Co.                                  0.47       2/05/2015       14,049
                                                                                          ---------
              GAS UTILITIES (0.2%)
    9,350     AGL Capital Corp.(b),(m)                            0.46       2/19/2015        9,348
                                                                                          ---------
              MULTI-UTILITIES (1.0%)
   15,157     Public Service Co. of North Carolina, Inc.          0.40       2/04/2015       15,156
   21,221     Sempra Energy Global(b),(m)                         0.44       2/03/2015       21,221
                                                                                          ---------
                                                                                             36,377
                                                                                          ---------
              Total Utilities                                                                59,774
                                                                                          ---------
              Total Commercial Paper                                                        243,118
                                                                                          ---------

              VARIABLE-RATE DEMAND NOTES (2.6%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              GENERAL MERCHANDISE STORES (0.1%)
    5,590     Marion EDA (LOC - Key Bank, N.A.)                   0.27       2/01/2035        5,590
                                                                                          ---------
              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
    2,300     Port of Port Arthur Navigation District             0.11      11/01/2040        2,300
                                                                                          ---------
              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.1%)
    4,970     Orange County Housing Finance Auth.
                (LOC - Compass Bank)                              0.69       1/15/2040        4,970
                                                                                          ---------
              INDUSTRIALS (0.1%)
              ------------------
              AIRPORT SERVICES (0.1%)
    2,570     Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)                              2.12       4/01/2030        2,570
                                                                                          ---------
              MATERIALS (0.8%)
              ----------------
              STEEL (0.8%)
   12,000     Berkeley County                                     0.19       3/01/2029       12,000
   16,800     Blytheville                                         0.23       6/01/2028       16,800

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
 $  2,500     St. James Parish                                    0.20%     11/01/2040   $    2,500
                                                                                         ----------
                                                                                             31,300
                                                                                         ----------
              Total Materials                                                                31,300
                                                                                         ----------
              MUNICIPAL BONDS (0.6%)
              ----------------------
              APPROPRIATED DEBT (0.3%)
    9,810     Sports & Exhibition Auth. of Pittsburgh &
                Allegheny County (INS) (LIQ)                      0.45      11/01/2039        9,810
                                                                                         ----------
              MULTIFAMILY HOUSING (0.2%)
    7,465     Florida Housing Finance Corp.
                (LOC - SunTrust Bank)                             0.24       6/01/2034        7,465
                                                                                         ----------
              SALES TAX (0.1%)
    5,545     Arista Metropolitan District, Series 2006 B
                (LOC - Compass Bank)                              0.65      12/01/2030        5,545
                                                                                         ----------
              Total Municipal Bonds                                                          22,820
                                                                                         ----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
   15,550     Indiana Dev. Finance Auth.                          0.25      12/01/2038       15,550
   15,200     Indiana Dev. Finance Auth.                          0.30      12/01/2038       15,200
                                                                                         ----------
                                                                                             30,750
                                                                                         ----------
              Total Utilities                                                                30,750
                                                                                         ----------
              Total Variable-Rate Demand Notes                                              100,300
                                                                                         ----------
              Total Money Market Instruments (cost: $343,415)                               343,418
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $3,804,276)                                       $3,847,204
                                                                                         ==========

---------------------------------------------------------------------------------------------------
NUMBER OF                                                                   CONTRACTS    UNREALIZED
CONTRACT                                                        EXPIRATION    VALUE  (DEPRECIATION)
LONG/(SHORT)                                                       DATE       (000)           (000)
---------------------------------------------------------------------------------------------------
              FUTURES (1.5%)
    (475)     5yr U.S. Treasury Note Futures                      3/31/2015  (57,638)        (1,306)
                                                                            --------     ----------

              TOTAL FUTURES                                                 $(57,638)    $   (1,306)
                                                                            ========     ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------
($ in 000s)                                                     VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $    -          $1,553,502             $-  $1,553,502
  Eurodollar and Yankee Obligations                -             687,668              -     687,668
  Asset-Backed Securities                          -             424,671              -     424,671
  Collateralized Mortgage Obligations              -               4,517              -       4,517
  Commercial Mortgage Securities                   -             400,984              -     400,984
  U.S. Government Agency Issues                    -             133,206              -     133,206
  U.S. Treasury Securities                     9,996                   -              -       9,996
  Municipal Bonds                                  -             283,925              -     283,925
Equity Securities:
  Preferred Stocks                                 -               5,317              -       5,317
Money Market Instruments:
  Commercial Paper                                 -             243,118              -     243,118
  Variable-Rate Demand Notes                       -             100,300              -     100,300
---------------------------------------------------------------------------------------------------
Total                                         $9,996          $3,837,208             $-  $3,847,204
---------------------------------------------------------------------------------------------------

                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                     FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Futures(1)                                   $(1,306)                 $-             $-     $(1,306)
---------------------------------------------------------------------------------------------------
Total                                        $(1,306)                 $-             $-     $(1,306)
---------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                COMMERCIAL MORTGAGE
                                                                                         SECURITIES
---------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                 $ 6,000
Purchases                                                                                         -
Sales                                                                                             -
Transfers into Level 3                                                                            -
Transfers out of Level 3                                                                     (6,000)
Net realized gain (loss) on investments                                                           -
Change in net unrealized appreciation/depreciation of investments                                 -
---------------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                                              $     -
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, commercial mortgage securities with a fair value of $6,000,000 were transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------
o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.1% of net assets at January 31, 2015.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

    loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA     Economic Development Authority
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    MTA     Metropolitan Transportation Authority
    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.

    (INS)   Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States or Grain Spectrum Funding.

o   SPECIFIC NOTES

    (a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

         sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2015.

    (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at January 31, 2015.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) At January 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (g) Security was fair valued at January 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,500,000, which represented 0.2% of the Fund's net assets.

    (h) At January 31, 2015, the aggregate market value of securities purchased on a when-issued basis was $7,500,000.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $44,880,000, which represented 1.2% of the Fund's net assets.

    (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
         FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Securities with a value of $560,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

    (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS

   Investments in securities, at market value (cost of $3,804,276)                       $3,847,204
   Cash                                                                                       1,356
   Receivables:
       Capital shares sold                                                                    4,858
       Interest                                                                              23,541
       Securities sold                                                                        5,205
                                                                                         ----------
           Total assets                                                                   3,882,164
                                                                                         ----------
LIABILITIES

   Payables:
       Securities purchased                                                                  54,707
       Capital shares redeemed                                                                3,623
       Dividends on capital shares                                                              690
   Variation margin on futures contracts                                                      1,303
   Accrued management fees                                                                      896
   Accrued transfer agent's fees                                                                 87
   Other accrued expenses and payables                                                           85
                                                                                         ----------
           Total liabilities                                                                 61,391
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $3,820,773
                                                                                         ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                                       $3,779,857
   Accumulated overdistribution of net investment income                                        (29)
   Accumulated net realized loss on investments and futures transactions                       (677)
   Net unrealized appreciation of investments and futures contracts                          41,622
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $3,820,773
                                                                                         ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,683,153/182,889 shares outstanding)                 $     9.20
                                                                                         ==========
       Institutional Shares (net assets of $2,122,697/230,718
           shares outstanding)                                                           $     9.20
                                                                                         ==========
       Adviser Shares (net assets of $14,923/1,622 shares outstanding)                   $     9.20
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME

   Dividends                                                                                $   197
   Interest income                                                                           42,473
                                                                                            -------
           Total income                                                                      42,670
                                                                                            -------
EXPENSES

   Management fees                                                                            5,226
   Administration and servicing fees:
       Fund Shares                                                                            1,283
       Institutional Shares                                                                   1,031
       Adviser Shares                                                                            11
   Transfer agent's fees:
       Fund Shares                                                                            1,322
       Institutional Shares                                                                   1,031
       Adviser Shares                                                                             4
   Distribution and service fees (Note 6E):
       Adviser Shares                                                                            18
   Custody and accounting fees:
       Fund Shares                                                                              114
       Institutional Shares                                                                     131
       Adviser Shares                                                                             1
   Postage:
       Fund Shares                                                                               48
       Institutional Shares                                                                      70
   Shareholder reporting fees:
       Fund Shares                                                                               26
       Institutional Shares                                                                       6
   Trustees' fees                                                                                12
   Registration fees:
       Fund Shares                                                                               24
       Institutional Shares                                                                      37
       Adviser Shares                                                                            10
   Professional fees                                                                             87
   Other                                                                                         29
                                                                                            -------
           Total expenses                                                                    10,521
                                                                                            -------
NET INVESTMENT INCOME                                                                        32,149
                                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS

   Net realized gain (loss) on:
       Investments                                                                               16
       Futures transactions                                                                    (644)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                           (7,699)
       Futures contracts                                                                     (1,355)
                                                                                            -------
           Net realized and unrealized loss                                                  (9,682)
                                                                                            -------
   Increase in net assets resulting from operations                                         $22,467
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

---------------------------------------------------------------------------------------------------
                                                                          1/31/2015       7/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS

   Net investment income                                                 $   32,149      $   65,521
   Net realized gain on investments                                              16           2,466
   Net realized loss on futures transactions                                   (644)           (515)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                           (7,699)         13,872
       Futures contracts                                                     (1,355)            227
                                                                         --------------------------
   Increase in net assets resulting from operations                          22,467          81,571
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
       Fund Shares                                                          (13,968)        (30,051)
       Institutional Shares                                                 (18,113)        (35,038)
       Adviser Shares                                                          (103)           (197)
                                                                         --------------------------
           Total distributions of net investment income                     (32,184)        (65,286)
                                                                         --------------------------
   Net realized gains:
       Fund Shares                                                             (848)              -
       Institutional Shares                                                  (1,033)              -
       Adviser Shares                                                            (7)              -
                                                                         --------------------------
           Total distributions of net realized gains                         (1,888)              -
                                                                         --------------------------
       Distributions to shareholders                                        (34,072)        (65,286)
                                                                         --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)

   Fund Shares                                                                5,415          17,912
   Institutional Shares                                                     151,643         271,106
   Adviser Shares                                                             1,912           3,123
                                                                         --------------------------
       Total net increase in net assets from
           capital share transactions                                       158,970         292,141
                                                                         --------------------------
   Capital contribution from USAA Transfer Agency
       Company                                                                    -               2
                                                                         --------------------------
   Net increase in net assets                                               147,365         308,428

NET ASSETS

   Beginning of period                                                    3,673,408       3,364,980
                                                                         --------------------------
   End of period                                                         $3,820,773      $3,673,408
                                                                         ==========================
Accumulated undistributed (overdistribution of) net investment income:
   End of period                                                         $      (29)     $        6
                                                                         ==========================

See accompanying notes to financial statements.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities,

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

        such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

    based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at January 31, 2015, did not include master netting provisions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2015* (IN THOUSANDS)

                                    ASSET DERIVATIVES                LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                                STATEMENT OF                     STATEMENT OF
                                ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION          FAIR VALUE     LOCATION           FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts             -                 $-         Net unrealized     $(1,306)**
                                                                 depreciation of
                                                                 investments and
                                                                 futures contracts
----------------------------------------------------------------------------------------------

    *For open derivative instruments as of January 31, 2015, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2015.

    **Includes cumulative depreciation of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2015 (IN THOUSANDS)

                                                                              CHANGE IN
                                                                              UNREALIZED
DERIVATIVES NOT                                             REALIZED          APPRECIATION
ACCOUNTED FOR AS                STATEMENT OF                LOSS ON           (DEPRECIATION)
HEDGING INSTRUMENTS             OPERATIONS LOCATION         DERIVATIVES       ON DERIVATIVES
----------------------------------------------------------------------------------------------
Interest rate contracts         Net realized                  $(644)              $(1,355)
                                gain (loss) on futures
                                transactions/Change in
                                unrealized appreciation
                                (depreciation) of futures
                                contracts
----------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight- line method for short-term securities.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    remaining substantially fully invested. As of January 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,500,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $10,000, which represents 5.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $589,071,000 and $419,553,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $49,185,000 and $6,257,000, respectively, resulting in net unrealized appreciation of $42,928,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time.

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                                  SIX-MONTH
                                                 PERIOD ENDED                      YEAR ENDED
                                               JANUARY 31, 2015                   JULY 31, 2014
---------------------------------------------------------------------------------------------------
                                            SHARES         AMOUNT             SHARES         AMOUNT
                                          ---------------------------------------------------------
FUND SHARES:

Shares sold                                 27,211        $250,726            54,064       $498,272
Shares issued from reinvested
 dividends                                   1,531          14,110             3,136         28,908
Shares redeemed                            (28,170)       (259,421)          (55,291)      (509,268)
                                          ---------------------------------------------------------
Net increase from
 capital share transactions                    572        $  5,415             1,909       $ 17,912
                                          =========================================================
INSTITUTIONAL SHARES:

Shares sold                                 34,937        $321,809            65,852       $606,825
Shares issued from
 reinvested dividends                        1,855          17,074             3,677         33,900
Shares redeemed                            (20,330)       (187,240)          (40,155)      (369,619)
                                          ---------------------------------------------------------
Net increase from capital
 share transactions                         16,462        $151,643            29,374       $271,106
                                          =========================================================
ADVISER SHARES:

Shares sold                                    379        $  3,495               723       $  6,660
Shares issued from reinvested
 dividends                                       7              67                10             89
Shares redeemed                               (179)         (1,650)             (393)        (3,626)
                                          ---------------------------------------------------------
Net increase from capital
 share transactions                            207        $  1,912               340       $  3,123
                                          =========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2015, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Funds Index over the performance period. The Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ---------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,226,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $383,000, $297,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,283,000, $1,031,000, and $11,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $60,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. Effective

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended January 31, 2015, there were no reimbursable expenses incurred by the Adviser Shares.

D. TRANSFER AGENT'S FEES - Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,322,000, $1,031,000, and $4,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January
    31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $18,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.8
USAA Target Retirement Income Fund                                      2.0
USAA Target Retirement 2020 Fund                                        2.0
USAA Target Retirement 2030 Fund                                        0.6
USAA Target Retirement 2040 Fund                                        0.0*
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 542,000 shares which represent 33.4% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                    COST TO      NET REALIZED
SELLER                        PURCHASER            PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Intermediate-Term     USAA Short-Term
 Bond Fund                  Bond Fund              $ 4,398,000     $479,000
USAA Income Fund           USAA Short-Term
                            Bond Fund               10,520,000      524,000

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                                 YEAR ENDED JULY 31,
                             -------------------------------------------------------------------------------------
                                   2015           2014           2013           2012           2011           2010
                             -------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     9.23     $     9.19     $     9.24     $     9.20     $     9.21     $     8.89
                             -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .08            .17            .20            .25            .27            .34
  Net realized and
   unrealized gain (loss)          (.03)           .04           (.05)           .04           (.01)           .32
                             -------------------------------------------------------------------------------------
Total from investment
  operations                        .05            .21            .15            .29            .26            .66
                             -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.08)          (.17)          (.20)          (.25)          (.27)          (.34)
  Realized capital gains           (.00)(d)          -           (.00)(d)          -              -              -
                             -------------------------------------------------------------------------------------
Total distributions                (.08)          (.17)          (.20)          (.25)          (.27)          (.34)
                             -------------------------------------------------------------------------------------
Net asset value at end
  of period                  $     9.20     $     9.23     $     9.19     $     9.24     $     9.20     $     9.21
                             =====================================================================================
Total return (%)*                   .55           2.28           1.61           3.21           2.85           7.52(a)
Net assets at end
  of period (000)            $1,683,153     $1,683,052     $1,657,261     $2,246,096     $1,978,161     $1,767,213
Ratios to average
  net assets:**
  Expenses (%)(b)                   .62(c)         .63            .64            .63            .62            .63(a)
  Net investment
   income (%)                      1.63(c)        1.83           2.14           2.73           2.92           3.64
Portfolio turnover (%)               12             28             25             36             26             25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2015, average net assets were $1,696,840,000.

(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares'
    expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.

(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:

                                      -           (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                                 YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------
                                   2015           2014           2013           2012           2011          2010
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     9.23     $     9.18     $     9.24       $   9.20       $   9.21       $  8.89
                             ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .08            .18            .21            .26            .29           .36
  Net realized and
   unrealized gain (loss)          (.03)           .05           (.06)           .04           (.01)          .32
                             ------------------------------------------------------------------------------------
Total from investment
  operations                        .05            .23            .15            .30            .28           .68
                             ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.08)          (.18)          (.21)          (.26)          (.29)         (.36)
  Realized capital gains           (.00)(b)          -           (.00)(b)          -              -             -
                             ------------------------------------------------------------------------------------
Total distributions                (.08)          (.18)          (.21)          (.26)          (.29)         (.36)
                             ------------------------------------------------------------------------------------
Net asset value at end
  of period                  $     9.20     $     9.23     $     9.18       $   9.24       $   9.20       $  9.21
                             ====================================================================================
Total return (%)*                   .61           2.54           1.66           3.37           3.09          7.78
Net assets at end
  of period (000)            $2,122,697     $1,977,300     $1,697,847       $369,557       $118,103       $70,514
Ratios to average
  net assets:**
  Expenses (%)(a)                   .50(d)         .49            .48            .49            .39(c)        .38(c)
  Net investment
    income (%)                     1.75(d)        1.96           2.24           2.82           3.15          3.84
Portfolio turnover (%)               12             28             25             36             26            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2015, average net assets were $2,046,157,000.

(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:

                                      -           (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)     (.00%)(+)

    (+)Represents less than 0.01% of average net assets.

(b) Represents less than $0.01 per share.

(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.41% of the Institutional Shares' average net assets.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

70  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH                                             PERIOD
                                          PERIOD ENDED                                           ENDED
                                           JANUARY 31,              YEAR ENDED JULY 31,         JULY 31,
                                          ---------------------------------------------------------------
                                               2015             2014       2013       2012        2011***
                                          ---------------------------------------------------------------
Net asset value at
  beginning of period                       $  9.23          $  9.19     $ 9.24     $ 9.20      $ 9.21
                                            ----------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                         .06              .15        .17        .23         .24
  Net realized and unrealized
   gain (loss)                                 (.03)             .04       (.05)       .04        (.01)
                                            ----------------------------------------------------------
Total from investment operations                .03              .19        .12        .27         .23
                                            ----------------------------------------------------------
Less distributions from:
  Net investment income                        (.06)            (.15)      (.17)      (.23)       (.24)
  Realized capital gains                       (.00)(c)            -       (.00)(c)      -           -
                                            ----------------------------------------------------------
Total distributions                            (.06)            (.15)      (.17)      (.23)       (.24)
                                            ----------------------------------------------------------
Net asset value at end of period            $  9.20          $  9.23     $ 9.19     $ 9.24      $ 9.20
                                            ==========================================================
Total return (%)*                               .42             2.07       1.35       2.94        2.55
Net assets at end
  of period (000)                           $14,923          $13,056     $9,872     $6,992      $5,583
Ratios to average net assets:**
  Expenses (%)(a)                               .85(b),(d)       .84        .90        .90         .90(b)
  Expenses, excluding
   reimbursements (%)(a)                        .85(b),(d)       .84       1.01       1.11        1.65(b)

  Net investment income (%)                    1.40(b)          1.62       1.85       2.46        2.64(b)
Portfolio turnover (%)                           12               28         25         36          26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2015, average net assets were $14,689,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:

                                                  -             (.00%)(+)  (.00%)(+)  (.00%)(+)   (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Represents less than $0.01 per share.

(d) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the
    Adviser Shares to 0.90% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

72  | USAA SHORT-TERM BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2014-
                                         AUGUST 1, 2014        JANUARY 31, 2015       JANUARY 31, 2015
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,005.50                 $3.13

Hypothetical
  (5% return before expenses)               1,000.00               1,022.08                  3.16

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,006.10                  2.53

Hypothetical
  (5% return before expenses)               1,000.00               1,022.68                  2.55

ADVISER SHARES
Actual                                      1,000.00               1,004.20                  4.29

Hypothetical
  (5% return before expenses)               1,000.00               1,020.92                  4.33

*Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares, 0.50% for Institutional Shares, and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.55% for Fund Shares, 0.61% for Institutional Shares, and 0.42% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
          (8722)
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Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
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>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

================================================================================
23426-0315                                   (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.